UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2020

MFS® Commodity Strategy Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

CMS-SEM

MFS® Commodity Strategy Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

June 16, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (c)(i)

Fixed income sectors (i)
Investment Grade Corporates	37.0%
U.S. Treasury Securities	28.9%
Collateralized Debt Obligations	8.9%
Asset-Backed Securities	7.0%
Commercial Mortgage-Backed Securities	5.9%
High Yield Corporates	2.1%
Emerging Markets Bonds	1.7%
Mortgage-Backed Securities	1.4%
Residential Mortgage-Backed Securities	1.3%
Municipal Bonds	1.2%
Non-U.S. Government Bonds	0.5%
U.S. Government Agencies (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	9.1%
AA	9.9%
A	15.7%
BBB	24.8%
BB	2.1%
U.S. Government	14.6%
Federal Agencies	1.4%
Not Rated	18.3%
Non-Fixed Income	98.9%
Cash & Cash Equivalents	19.2%
Other	(114.0)%

2

Portfolio Composition – continued

Commodity exposure (c)(i)
Gold	19.4%
Natural Gas	9.0%
Copper (COMEX)	6.6%
Soybeans	5.8%
Corn	5.5%
Silver	5.0%
Soybean Meal	4.8%
Wheat	4.6%
Live Cattle	4.2%
Coffee	4.1%
Brent Crude	3.9%
WTI Crude Oil	3.9%
Aluminum	3.3%
Zinc	3.2%
Nickel	2.7%
Sugar	2.7%
Soybean Oil	2.5%
Kansas Wheat	1.7%
Cotton	1.4%
Cocoa	1.3%
Gas Oil	1.3%
Unleaded Gasoline	1.2%
Lean Hogs	1.1%
Heating Oil	1.0%
Feeder Cattle	(1.3)%

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

3

Portfolio Composition – continued

(c)

MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity linked derivatives (such as commodity-linked futures, options, and/or swaps). The Subsidiary’s investments in commodity-linked derivatives are leveraged (i.e. involves investment exposure greater than the amount of the investment). For more information about commodity-linked derivatives and the risks of investing in such derivatives, please see the fund’s prospectus.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(o)	Less than 0.1%.

The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of April 30, 2020.

The portfolio is actively managed and current holdings may be different.

4

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2019 through April 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	1.09%	$1,000.00	$766.92	$4.79
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
B	Actual	1.84%	$1,000.00	$764.27	$8.07
	Hypothetical (h)	1.84%	$1,000.00	$1,015.71	$9.22
C	Actual	1.84%	$1,000.00	$764.14	$8.07
	Hypothetical (h)	1.84%	$1,000.00	$1,015.71	$9.22
I	Actual	0.84%	$1,000.00	$770.10	$3.70
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
R1	Actual	1.84%	$1,000.00	$764.37	$8.07
	Hypothetical (h)	1.84%	$1,000.00	$1,015.71	$9.22
R2	Actual	1.34%	$1,000.00	$767.22	$5.89
	Hypothetical (h)	1.34%	$1,000.00	$1,018.20	$6.72
R3	Actual	1.09%	$1,000.00	$767.70	$4.79
	Hypothetical (h)	1.09%	$1,000.00	$1,019.44	$5.47
R4	Actual	0.84%	$1,000.00	$770.09	$3.70
	Hypothetical (h)	0.84%	$1,000.00	$1,020.69	$4.22
R6	Actual	0.82%	$1,000.00	$768.75	$3.61
	Hypothetical (h)	0.82%	$1,000.00	$1,020.79	$4.12

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

6

CONSOLIDATED PORTFOLIO OF INVESTMENTS

4/30/20 (unaudited)

The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 81.1%
Aerospace - 1.6%
Boeing Co., 2.3%, 8/01/2021	$2,524,000	$2,481,257
Boeing Co., 4.508%, 5/01/2023	1,375,000	1,375,000
Boeing Co., 4.875%, 5/01/2025	2,940,000	2,940,000
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	1,422,000	1,495,050
Raytheon Technologies Corp., 3.65%, 8/16/2023	323,000	349,080

		$8,640,387
Asset-Backed & Securitized - 23.1%
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 2.709% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	$252,269	$235,092
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 3.118% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	1,497,569	1,386,953
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	647,506
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.964% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,110,500	1,969,892
AREIT CRE Trust, 2019-CRE3, “AS” FLR, 2.094% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	613,500	536,495
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 2.344% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	303,000	251,268
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.694% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	250,500	197,503
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 3.341% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,150,000	1,105,094
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	2,690,000	2,611,888
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 2.735% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,283,145
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 3.035% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	502,350
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 2.364% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,177,240	1,090,534
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 1.914% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	1,512,000	1,356,059
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.814% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	1,578,364	1,481,920
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 2.164% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,181,173	1,067,141
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 2.314% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,635,470	1,460,049

7

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 2.114% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	$1,360,019	$1,298,443
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 2.364% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,713,302	1,589,829
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.936%, 12/15/2051 (i)(n)	19,613,808	1,017,207
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.914% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,452,083
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (n)	845,778	730,522
BXMT Ltd., 2020-FL2, “B”, FLR, 2.151% (LIBOR - 1mo. + 1.4%), 2/16/2037 (n)	1,492,000	1,342,661
BXMT Ltd., 2020-FL2, “A”, FLR, 1.65% (LIBOR - 1mo. + 0.9%), 2/16/2037 (n)	2,317,500	2,183,305
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	568,789	546,774
CarMax Auto Owner Trust, 2020-2, “B”, 2.9%, 8/15/2025 (n)	344,000	344,000
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.459%, 5/10/2050 (i)	11,939,209	658,525
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	832,000	833,730
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	372,000	372,943
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	536,000	535,638
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	578,000	561,961
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	709,000	686,883
Commercial Mortgage Pass-Through Certificates, 2019-BN24 ,“XA”, 0.768%, 11/15/2062 (i)	9,148,899	444,519
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	373,886	373,997
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 2.438% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	2,242,075	2,180,358
Cutwater Ltd., 2014-1A, “A2R”, FLR, 2.918% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,250,000	2,204,644
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	510,000	510,764
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,616,000	1,640,259
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	767,000	766,847
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	245,210	245,132
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	444,589	445,176
DT Auto Owner Trust, 2017-2A, “D”, 3.89%, 1/15/2023 (n)	780,819	784,495
DT Auto Owner Trust, 2017-3A, “D”, 3.58%, 5/15/2023 (n)	1,378,628	1,379,640
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	542,663	543,245
Exantas Capital Corp. CLO Ltd., 2019-RS07, “B”, FLR, 2.45% (LIBOR - 1mo. + 1.7%), 4/15/2036 (n)	1,788,500	1,521,448
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,205,000	2,159,016
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	375,000	369,680
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	510,000	490,993

8

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 2.719% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	$2,050,000	$1,980,484
Flagship CLO, 2014-8A, “BRR”, FLR, 2.576% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,598,837	1,519,332
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.975% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	2,319,000	2,163,683
Freedom Financial, 2019-1, “A”, 3.42%, 6/18/2026 (n)	209,466	205,156
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,172,000	1,149,389
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	902,000	879,835
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	930,216	918,814
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	633,000	619,936
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	464,000	449,402
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.934% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,444,500	1,386,201
Granite Point Mortgage Trust, Inc., 2018-FL1, “A” FLR, 1.573% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	740,746	731,701
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.04%, 5/10/2050 (i)	10,928,939	612,448
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.274%, 8/10/2050 (i)	11,377,432	662,996
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	630,223	617,647
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	862,000	809,325
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	495,000	459,117
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.7% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	953,000	893,423
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.601% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,604,384	1,551,128
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 1.714% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	3,169,677	3,061,567
JPMorgan Chase Commercial Mortgage Securities Corp., 1.213%, 9/15/2050 (i)	12,935,837	684,880
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.751% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,177,500	1,012,994
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 2.314% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,594,635
LoanCore Ltd., 2018-CRE1, “C”, FLR, 3.364% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	487,166
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.864% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	1,286,000	1,199,491
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 2.184% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	2,108,000	1,890,211

9

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Loomis, Sayles & Co., CLO, “A2”, FLR, 2.618% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	$2,652,449	$2,493,469
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 2.118% (LIBOR -3mo. + 0.9%), 4/15/2028 (n)	1,274,850	1,217,482
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.635% (LIBOR -3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,066,680
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 2.335% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,450,269
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 3.668% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,019,578	1,814,023
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.617% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	1,316,000	1,201,591
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.917% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,316,000	1,191,889
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	1,340,429	1,346,350
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.573%, 5/15/2050 (i)	11,748,609	702,066
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.588%, 6/15/2050 (i)	4,632,563	301,196
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.032%, 12/15/2051 (i)	16,396,814	933,881
Mountain Hawk CLO Ltd., 2013-2A, “BR”, FLR, 2.735% (LIBOR -3mo. + 1.6%), 7/20/2024 (n)	842,378	831,886
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 2.935% (LIBOR -3mo. + 1.8%), 4/18/2025 (n)	2,325,000	2,256,696
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.551%, 7/25/2028 (n)	1,072,000	1,066,574
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	454,186	454,827
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	453,391	451,770
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “B”, FLR, 1.287% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	302,000	294,658
Navistar Financial Dealer Note Master Owner Trust, 2018-1, “C”, FLR, 1.537% (LIBOR - 1mo. + 1.05%), 9/25/2023 (n)	340,000	331,536
Navistar Financial Dealer Note Master Owner Trust, 2019-1, “C”, FLR, 1.437% (LIBOR - 1mo. + 0.95%), 5/25/2024 (n)	397,000	387,870
Neuberger Berman CLO Ltd., 2015-20A, “BR”, 2.468%, 1/15/2028 (n)	2,729,000	2,596,302
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 2.735% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	1,515,565	1,405,849
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	766,000	760,692

10

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	$1,026,000	$989,629
OCP CLO Ltd., 2015-10A, “A2R”, FLR, 2.291% (LIBOR - 3mo. + 1.3%), 10/26/2027 (n)	2,211,957	2,101,892
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,759,649	1,759,649
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,610	1,620
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	820,000	832,114
PFS Financing Corp., 2019-B, “A”, FLR, 1.364% (LIBOR - 1mo. + 0.55%), 9/15/2023 (n)	1,972,000	1,910,719
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	193,179	193,206
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	10,122	10,125
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	866,000	867,250
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	355,833	356,473
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	456,812	457,632
Shackelton CLO Ltd., 2013-4RA, “B”, FLR, 3.211% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	623,705
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.914% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	2,681,446	2,479,970
SPS Servicer Advance Receivables Trust, 2.24%, 10/15/2051 (n)	1,180,000	1,164,470
SPS Servicer Advance Receivables Trust, 2.34%, 10/15/2051 (n)	214,000	211,160
SPS Servicer Advance Receivables Trust, 2.39%, 10/15/2051 (n)	256,000	252,606
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 1.984% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	1,514,489	1,461,179
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 3.335% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	1,143,000	1,088,760
TICP CLO Ltd., 2018-3R, “B”, FLR, 2.485% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	642,460
TICP CLO Ltd., 2018-3R, “C”, FLR, 2.935% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,108,912
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 2.201% (LIBOR -1mo. + 1.45%), 11/15/2037 (n)	1,914,000	1,762,112
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.158%, 11/15/2050 (i)	7,893,824	402,019
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.176%, 12/15/2051 (i)	8,020,609	521,668
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	769,000	771,136
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	111,859	111,862

11

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	$1,270,350	$1,259,171
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	273,483	273,484
Wind River CLO Ltd., 2012-1A, “BR2”, FLR, 2.668% (LIBOR - 3mo. + 1.45%), 1/15/2026 (n)	2,079,666	2,038,607

		$127,149,713
Automotive - 3.8%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$1,639,000	$1,646,633
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	984,000	961,860
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,151,000	1,122,225
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	1,222,000	1,099,418
Ford Motor Credit Co. LLC, 4.063%, 11/01/2024	1,665,000	1,448,550
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,251,000	1,253,466
Harley-Davidson Financial Services, FLR, 2.52% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	1,473,000	1,448,061
Hyundai Capital America, 3.75%, 7/08/2021 (n)	1,082,000	1,085,830
Hyundai Capital America, 2.85%, 11/01/2022 (n)	1,427,000	1,392,367
Hyundai Capital America, 2.375%, 2/10/2023 (n)	723,000	695,690
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,526,000	1,614,677
Toyota Motor Credit Corp., 2.9%, 3/30/2023	1,560,000	1,635,178
Toyota Motor Credit Corp., 3%, 4/01/2025	2,080,000	2,217,447
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	1,177,000	1,178,912
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	977,000	992,366
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	1,078,000	1,058,384

		$20,851,064
Broadcasting - 0.5%
Fox Corp., 3.666%, 1/25/2022	$648,000	$671,536
Fox Corp., 3.05%, 4/07/2025	776,000	823,547
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	1,512,000	1,521,722

		$3,016,805
Brokerage & Asset Managers - 1.0%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,674,000	$3,751,092
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	696,000	702,090
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	600,274
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	251,285

		$5,304,741
Business Services - 0.0%
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	$151,000	$152,675

12

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - 0.5%
Comcast Corp., 3.1%, 4/01/2025	$350,000	$377,603
SES S.A., 3.6%, 4/04/2023 (n)	2,416,000	2,374,281

		$2,751,884
Chemicals - 0.5%
DuPont de Nemours, Inc., 2.169%, 5/01/2023	$2,665,000	$2,682,779

Computer Software - 0.9%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	$471,000	$512,322
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	3,130,000	3,180,829
Dell Investments LLC/EMC Corp., 4%, 7/15/2024 (n)	1,285,000	1,304,573

		$4,997,724
Computer Software - Systems - 0.2%
Apple, Inc., 1.7%, 9/11/2022	$1,188,000	$1,218,808

Conglomerates - 0.8%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,383,000	$1,410,798
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,317,000	2,326,294
Westinghouse Air Brake Technologies Corp., FLR, 2.04% (LIBOR - 3mo. + 1.05%), 9/15/2021	754,000	727,468

		$4,464,560
Consumer Products - 0.4%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$2,213,000	$2,253,207

Consumer Services - 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$1,556,643
Booking Holdings, Inc., 4.1%, 4/13/2025	244,000	259,167
QVC, Inc., 5.125%, 7/02/2022	1,468,000	1,442,310

		$3,258,120
Electronics - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.625%, 1/15/2024	$1,117,000	$1,166,227
Broadcom, Inc., 4.7%, 4/15/2025 (n)	690,000	760,829
Microchip Technology, Inc., 3.922%, 6/01/2021	1,208,000	1,227,562

		$3,154,618
Emerging Market Quasi-Sovereign - 0.5%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$1,707,763
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	877,279

		$2,585,042

13

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 1.4%
Cenovus Energy, Inc., 3%, 8/15/2022	$1,474,000	$1,300,918
Cenovus Energy, Inc., 3.8%, 9/15/2023	689,000	574,878
Eni S.p.A., 4%, 9/12/2023 (n)	1,723,000	1,755,915
Exxon Mobil Corp., 1.571%, 4/15/2023	983,000	995,565
Exxon Mobil Corp., 2.992%, 3/19/2025	2,700,000	2,883,413

		$7,510,689
Entertainment - 0.1%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$836,000	$760,589

Financial Institutions - 1.2%
AerCap Ireland Capital DAC, 4.45%, 12/16/2021	$1,723,000	$1,606,594
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	1,964,000	1,822,967
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	1,634,000	1,495,828
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,131,000	973,134
Century Housing Corp., 3.995%, 11/01/2021	691,000	722,203

		$6,620,726
Food & Beverages - 1.1%
Conagra Brands, Inc., 3.8%, 10/22/2021	$905,000	$933,399
Conagra Brands, Inc., FLR, 1.847% (LIBOR - 3mo. + 0.75%), 10/22/2020	317,000	316,579
Constellation Brands, Inc., 4.25%, 5/01/2023	1,510,000	1,618,416
Constellation Brands, Inc., FLR, 2.391% (LIBOR - 3mo. + 0.7%), 11/15/2021	739,000	727,197
Diageo Capital PLC, 3%, 5/18/2020	967,000	967,917
Diageo Capital PLC, 1.375%, 9/29/2025	836,000	835,626
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	497,758

		$5,896,892
Gaming & Lodging - 0.9%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,259,000	$1,221,230
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,420,000	1,380,095
Marriott International, Inc., 2.3%, 1/15/2022	2,151,000	2,083,455
Marriott International, Inc., 3.75%, 10/01/2025	509,000	480,635

		$5,165,415
Industrial - 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$96,000	$96,713
Howard University, Washington D.C., 2.738%, 10/01/2022	101,000	102,126
Howard University, Washington D.C., 2.801%, 10/01/2023	111,000	113,361
Howard University, Washington D.C., 2.416%, 10/01/2024	123,000	125,427
Howard University, Washington D.C., 2.516%, 10/01/2025	152,000	151,941

		$589,568

14

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 0.3%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$1,571,000	$1,571,036

Insurance - Property & Casualty - 0.5%
Aon PLC, 2.2%, 11/15/2022	$1,193,000	$1,215,167
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	1,383,000	1,425,284

		$2,640,451
International Market Quasi-Sovereign - 0.5%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,010,000	$2,044,343
Kommunalbanken A.S. (Kingdom of Norway), 1.375%, 10/26/2020 (n)	720,000	723,233

		$2,767,576
Internet - 0.4%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$2,319,118

Machinery & Tools - 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$2,015,141
CNH Industrial N.V., 4.5%, 8/15/2023	1,073,000	1,098,634
Deere & Co., 2.75%, 4/15/2025	437,000	465,250

		$3,579,025
Major Banks - 7.9%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	$3,685,000	$3,718,460
Bank of Montreal, 2.05%, 11/01/2022	1,694,000	1,724,184
Barclays PLC, 4.61%, 2/15/2023	4,665,000	4,847,094
Barclays PLC, 2.85%, 5/07/2026	759,000	759,000
Credit Agricole, “A”, FLR, 2.741% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	750,000	747,718
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,060,000	2,108,359
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	1,684,000	1,691,945
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	2,383,000	2,443,543
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	984,980
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,839,000	2,928,707
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,196,000	1,252,382
KeyBank N.A., 3.3%, 2/01/2022	772,000	796,530
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	261,000	265,048
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,006,000	2,046,620
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	925,000	954,645
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	1,282,000	1,357,669

15

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	$2,200,000	$2,201,276
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023 (n)	483,000	496,376
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	250,000	265,524
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	5,533,000	5,694,116
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	600,000	606,417
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,297,000	1,337,752
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,116,000	1,127,265
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,912,000	2,926,072

		$43,281,682
Medical & Health Technology & Services - 1.1%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$718,000	$717,879
Becton, Dickinson and Co., 2.894%, 6/06/2022	856,000	877,706
Cigna Corp., FLR, 1.493% (LIBOR - 3mo. + 0.65%), 9/17/2021	1,496,000	1,470,763
HCA, Inc., 5%, 3/15/2024	2,522,000	2,735,796

		$5,802,144
Medical Equipment - 0.1%
Zimmer Biomet Holdings, Inc., FLR, 1.802% (LIBOR - 3mo. + 0.75%), 3/19/2021	$356,000	$352,155

Metals & Mining - 1.3%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$809,000	$809,840
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	1,000,000	1,075,869
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	729,000	749,259
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	605,211
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,313,038
Steel Dynamics, Inc., 4.125%, 9/15/2025	2,725,000	2,724,807

		$7,278,024
Midstream - 1.6%
El Paso LLC, 6.5%, 9/15/2020	$1,691,000	$1,710,476
Energy Transfer Operating Co., 2.9%, 5/15/2025	788,000	733,485
MPLX LP, 3.5%, 12/01/2022 (n)	2,416,000	2,386,169
MPLX LP, 3.375%, 3/15/2023	471,000	462,661
MPLX LP, FLR, 1.899% (LIBOR - 3mo. + 0.9%), 9/09/2021	920,000	865,529
Western Midstream Operating LP, 3.1%, 2/01/2025	1,209,000	1,103,213
Western Midstream Operating LP, FLR, 2.161% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,727,000	1,407,689

		$8,669,222

16

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 1.4%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$193,935	$205,686
Fannie Mae, 3%, 12/01/2031	498,570	530,735
Fannie Mae, 2%, 5/25/2044	1,308,426	1,340,546
Freddie Mac, 1.015%, 4/25/2024 (i)	126,542	3,404
Freddie Mac, 4%, 7/01/2025	160,296	169,393
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	4,199,246	4,511,231
Freddie Mac, 2%, 7/15/2042	839,318	858,346

		$7,619,341
Municipals - 1.2%
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.128%, 1/01/2023	$430,000	$417,921
Illinois Sales Tax Securitization Corp., Second Lien, “B”, 2.225%, 1/01/2024	1,030,000	987,533
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	3,058,000	2,927,423
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	460,000	465,718
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	475,000	483,232
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	450,000	459,567
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	695,000	687,529

		$6,428,923
Oil Services - 0.0%
Halliburton Co., 3.8%, 11/15/2025	$152,000	$146,801

Oils - 0.5%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,684,000	$1,697,950
Phillips 66, FLR, 2.246% (LIBOR - 3mo. + 0.6%), 2/26/2021	839,000	822,442
Valero Energy Corp., 2.85%, 4/15/2025	173,000	171,599

		$2,691,991
Other Banks & Diversified Financials - 2.8%
American Express Co., 3.7%, 11/05/2021	$1,307,000	$1,348,949
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	1,854,000	1,859,523
BBVA USA, 3.5%, 6/11/2021	1,498,000	1,510,622
BBVA USA, 2.875%, 6/29/2022	2,542,000	2,554,881
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,122,000	1,098,104
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,190,207
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,254,025

17

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Groupe BPCE S.A., FLR, 2.024% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	$1,193,000	$1,164,117
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,305,000	1,322,418
SunTrust Banks, Inc., 2.8%, 5/17/2022	1,884,000	1,942,978
UBS AG, 1.75%, 4/21/2022 (n)	395,000	396,668

		$15,642,492
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$223,000	$225,854

Pharmaceuticals - 1.2%
AbbVie, Inc., 2.15%, 11/19/2021 (n)	$1,193,000	$1,208,324
Allergan Funding SCS, 3.45%, 3/15/2022	2,322,000	2,379,833
Bristol-Myers Squibb Co., 2.875%, 8/15/2020 (n)	1,625,000	1,633,449
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	1,103,000	1,159,378
Bristol-Myers Squibb Co., FLR, 2.072% (LIBOR - 3mo. + 0.38%), 5/16/2022 (n)	421,000	418,834

		$6,799,818
Printing & Publishing - 0.2%
Moody’s Corp., 3.25%, 6/07/2021	$1,266,000	$1,290,809

Restaurants - 0.1%
McDonald’s Corp., 3.3%, 7/01/2025	$375,000	$408,567

Retailers - 0.1%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$308,000	$309,718
Macy’s Retail Holdings, Inc., 3.875%, 1/15/2022	324,000	272,565

		$582,283
Specialty Stores - 0.2%
TJX Cos., Inc., 3.5%, 4/15/2025	$1,080,000	$1,164,733

Telecommunications - Wireless - 1.4%
American Tower Corp., REIT, 2.8%, 6/01/2020	$517,000	$517,006
American Tower Corp., REIT, 2.25%, 1/15/2022	2,250,000	2,281,442
Crown Castle International Corp., 3.4%, 2/15/2021	550,000	555,077
Crown Castle International Corp., 3.15%, 7/15/2023	680,000	712,317
SBA Tower Trust, 2.877%, 7/09/2021 (n)	660,000	662,968
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	2,676,000	2,829,656

		$7,558,466

18

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Tobacco - 0.4%
B.A.T Capital Corp., 2.764%, 8/15/2022	$708,000	$717,344
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	755,000	764,972
Philip Morris International, Inc., 1.125%, 5/01/2023	805,000	803,617

		$2,285,933
Transportation - Services - 1.1%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/2022	$2,605,000	$2,532,216
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	787,000	775,681
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	341,000	351,045
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	457,000	466,912
TTX Co., 2.6%, 6/15/2020 (n)	2,145,000	2,144,580

		$6,270,434
U.S. Government Agencies and Equivalents - 0.0%
Small Business Administration, 2.25%, 7/01/2021	$59,397	$60,051

U.S. Treasury Obligations - 14.5%
U.S. Treasury Notes, 1.5%, 5/31/2020 (s)	$15,000,000	$15,017,204
U.S. Treasury Notes, 1.625%, 7/31/2020 (s)	18,000,000	18,068,589
U.S. Treasury Notes, 2.625%, 12/15/2021 (f)	27,750,000	28,842,656
U.S. Treasury Notes, 1.875%, 4/30/2022 (f)	2,871,000	2,966,102
U.S. Treasury Notes, 2.375%, 1/31/2023	14,124,000	14,951,017

		$79,845,568
Utilities - Electric Power - 1.9%
Dominion Energy, Inc., 2.579%, 7/01/2020	$1,136,000	$1,136,348
Emera U.S. Finance LP, 2.7%, 6/15/2021	468,000	470,661
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,820,000	2,836,169
Florida Power & Light Co., 2.85%, 4/01/2025	307,000	332,656
Florida Power & Light Co., FLR, 2.137% (LIBOR - 3mo. + 0.4%), 5/06/2022	1,398,000	1,385,572
NextEra Energy Capital Holdings, Inc., 2.403%, 9/01/2021	2,062,000	2,096,167
NextEra Energy, Inc., 2.9%, 4/01/2022	1,411,000	1,457,625
WEC Energy Group, Inc., 3.1%, 3/08/2022	826,000	851,701

		$10,566,899
Total Bonds (Identified Cost, $451,077,313)		$446,875,402

Investment Companies (h) - 7.3%
Money Market Funds - 7.3%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $40,068,836)	40,063,941	$40,067,947

19

Consolidated Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Short-Term Obligations (s)(y) - 10.6%
Federal Home Loan Bank, 0%, due 5/01/2020 (Identified Cost, $58,603,000)	$58,603,000	$58,603,000

Other Assets, Less Liabilities - 1.0%		5,545,482
Net Assets - 100.0%		$551,091,831

(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and uncleared swap agreements.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $40,067,947 and $505,478,402, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $195,153,736, representing 35.4% of net assets.

(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

BCOMALTR	Bloomberg Aluminum Subindex Total Return, this index is composed of futures contracts on aluminum.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMKCTR	Bloomberg Coffee Subindex Total Return, this index is composed of futures contracts on coffee. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.

20

Consolidated Portfolio of Investments (unaudited) – continued

BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return

Derivative Contracts at 4/30/20

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	90	$19,838,672	June - 2020	$289,002

21

Consolidated Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives

Interest Rate Swaps
7/15/21	USD	35,500,000	centrally cleared	1.88% (fixed rate) / Semi-annually	LIBOR - 3mo. (floating rate) / Quarterly	$808,960	$—	$808,960
9/19/21	USD	22,400,000	centrally cleared	1.57% (fixed rate) / Semi-annually	LIBOR - 1mo. (floating rate) / Monthly	448,570	—	448,570

						$1,257,530	$—	$1,257,530

Uncleared Swap Agreements
Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives

Total Return Swaps
8/11/20	USD	3,991,016 (Short)	Morgan Stanley	3 month T-Bill + 0.02%	BCOMALTR (floating rate)	$354	$—	$354
10/30/20	USD	3,934,140 (Short)	Morgan Stanley	3 month T-Bill + 0.15%	BCOMLHTR (floating rate)	776	—	776
2/09/21	USD	7,048,937 (Short)	Morgan Stanley	3 month T-Bill + 0.05%	BCOMFCT (floating rate)	820	—	820
5/21/21	USD	18,000,000 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	15,036	—	15,036
5/21/21	USD	10,000,000 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	35,515	—	35,515
5/21/21	USD	20,000,000 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	16,707	—	16,707
5/21/21	USD	20,000,000 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	16,838	—	16,838

						$86,046	$—	$86,046

22

Consolidated Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements - continued

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives

Total Return Swaps
6/04/20	USD	7,686,143 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	$(1,115)	$—	$(1,115)
6/04/20	USD	58,605,330 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(13,789)	—	(13,789)
8/04/20	USD	1,377,241 (Long)	Goldman Sachs International	BCOMCLTR (floating rate)	3 month T-Bill + 0.08%	(245)	—	(245)
8/11/20	USD	73,781,155 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(13,061)	—	(13,061)
8/18/20	USD	8,336,444 (Long)	Morgan Stanley	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(999)	—	(999)
8/25/20	USD	9,313,891 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(1,351)	—	(1,351)
9/30/20	USD	19,789,771 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.07%	(2,509)	—	(2,509)
9/30/20	USD	28,588,729 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(5,060)	—	(5,060)
9/30/20	USD	40,021,751 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(5,804)	—	(5,804)
9/30/20	USD	40,021,751 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(5,804)	—	(5,804)
9/30/20	USD	12,006,525 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.11%	(1,941)	—	(1,941)
10/30/20	USD	8,026,651 (Long)	JPMorgan Chase Bank N.A.	SPGCCCTR (floating rate)	3 month T-Bill + 0.09%	(1,075)	—	(1,075)
1/20/21	USD	1,315,994 (Long)	Citibank N.A.	BCOMCLTR (floating rate)	3 month T-Bill + 0.08%	(234)	—	(234)
1/20/21	USD	5,831,179 (Long)	Morgan Stanley	BCOMLCTR (floating rate)	3 month T-Bill + 0.13%	(1,101)	—	(1,101)
1/21/21	USD	3,959,226 (Long)	JPMorgan Chase Bank N.A.	BCOMCOT (floating rate)	3 month T-Bill + 0.08%	(601)	—	(601)
1/22/21	USD	16,795,950 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,540)	—	(2,540)
2/09/21	USD	15,151,882 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.13%	(2,665)	—	(2,665)
2/09/21	USD	15,151,882 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(2,293)	—	(2,293)
2/26/21	USD	7,369,956 (Long)	Morgan Stanley	BCOMWHTR (floating rate)	3 month T-Bill + 0.12%	(1,344)	—	(1,344)
3/31/21	USD	5,938,411 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(898)	—	(898)
3/31/21	USD	12,414,742 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(1,800)	—	(1,800)
3/31/21	USD	8,147,136 (Long)	Goldman Sachs International	BCOMSITR (floating rate)	3 month T-Bill + 0.07%	(988)	—	(988)
3/31/21	USD	6,333,558 (Long)	Goldman Sachs International	BCOMGCTR (floating rate)	3 month T-Bill + 0.07%	(759)	—	(759)
3/31/21	USD	12,197,551 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.20%	(2,863)	—	(2,863)
4/30/21	USD	50,943,126 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(7,709)	—	(7,709)
4/30/21	USD	6,236,532 (Long)	Merrill Lynch International	BCOMSMT (floating rate)	3 month T-Bill + 0.20%	(1,695)	—	(1,695)
5/14/21	USD	7,929,300 (Long)	JPMorgan Chase Bank N.A.	BCOMKCTR (floating rate)	3 month T-Bill + 0.12%	(1,672)	—	(1,672)
5/14/21	USD	8,693,332 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(1,422)	—	(1,422)

						$(83,337)	$—	$(83,337)

23

Consolidated Portfolio of Investments (unaudited) – continued

At April 30, 2020, the fund had cash collateral of $30,215,590 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

(a)

The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $58,605,330*	Notional Amount: $73,781,155*	Notional Amount: $28,588,729*	Notional Amount: $12,197,551*
Long Futures Contracts
Aluminum July 2020	4.5%	$2,637,240	$3,320,152	$1,286,492	$548,890
Brent July 2020	0.9%	527,446	664,030	257,299	109,778
Brent September 2020	2.8%	1,640,949	2,065,874	800,484	341,531
Coffee July 2020	3.0%	1,758,160	2,213,435	857,662	365,927
Copper Comex July 2020	7.3%	4,278,189	5,386,024	2,086,977	890,421
Corn July 2020	6.1%	3,574,925	4,500,650	1,743,912	744,051
Cotton July 2020	1.5%	879,080	1,106,717	428,831	182,963
Gasoil July 2020	1.4%	820,475	1,032,936	400,242	170,766
Gasoline RBOB July 2020	1.4%	820,475	1,032,936	400,242	170,766
Gold June 2020	4.9%	2,871,661	3,615,277	1,400,848	597,680
Gold August 2020	13.5%	7,911,720	9,960,456	3,859,478	1,646,669
Heating Oil July 2020	1.2%	703,264	885,374	343,065	146,371
Kansas Wheat July 2020	1.9%	1,113,501	1,401,842	543,186	231,753
Lean Hogs June 2020	0.5%	293,027	368,906	142,944	60,988
Lean Hogs July 2020	1.4%	820,475	1,032,936	400,242	170,766
Live Cattle June 2020	0.9%	527,448	664,030	257,299	109,778
Live Cattle August 2020	2.7%	1,582,344	1,992,091	771,896	329,334
Natural Gas July 2020	10.0%	5,860,533	7,378,116	2,858,873	1,219,755
Nickel July 2020	3.0%	1,758,160	2,213,435	857,662	365,927
Silver July 2020	3.9%	2,285,608	2,877,465	1,114,960	475,704
Soybean Meal July 2020	4.0%	2,344,213	2,951,246	1,143,549	487,902
Soybean Oil June 2020	2.8%	1,640,949	2,065,872	800,484	341,531
Soybeans July 2020	6.4%	3,750,741	4,721,994	1,829,679	780,643
Sugar July 2020	2.9%	1,699,555	2,139,653	829,073	353,729
Wheat July 2020	3.6%	2,109,792	2,656,122	1,029,194	439,112
WTI July 2020	0.9%	527,448	664,030	257,299	109,778
WTI September 2020	3.1%	1,816,765	2,287,216	886,251	378,124
Zinc July 2020	3.5%	2,051,187	2,582,340	1,000,606	426,914
	100.0%	$58,605,330	$73,781,155	$28,588,729	$12,197,551

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Notes to Consolidated Financial Statements

24

Financial Statements

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At 4/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $509,680,313)	$505,478,402
Investments in affiliated issuers, at value (identified cost, $40,068,836)	40,067,947
Restricted cash for
Uncleared swaps	30,215,590
Receivables for
Due from uncleared swap brokers	2,606,878
Net daily variation margin on open futures contracts	2,094
Fund shares sold	1,748,697
Interest	2,566,568
Uncleared swaps, at value	86,046
Other assets	1,629
Total assets	$582,773,851

Liabilities
Payable to custodian	$14,002,506
Payables for
Distributions	66
Due to uncleared swap brokers	6,672,112
Net daily variation margin on open cleared swap agreements	15,456
Investments purchased	10,763,792
Uncleared swaps, at value	83,337
Payable to affiliates
Investment adviser	21,852
Administrative services fee	482
Shareholder servicing costs	366
Distribution and service fees	30
Payable for independent Trustees’ compensation	1,187
Accrued expenses and other liabilities	120,834
Total liabilities	$31,682,020
Net assets	$551,091,831

Net assets consist of
Paid-in capital	$805,191,301
Total distributable earnings (loss)	(254,099,470)
Net assets	$551,091,831
Shares of beneficial interest outstanding	137,173,897

25

Consolidated Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$600,360	149,550	$4.01
Class B	36,385	9,089	4.00
Class C	313,364	78,490	3.99
Class I	74,201	18,450	4.02
Class R1	36,385	9,089	4.00
Class R2	36,697	9,153	4.01
Class R3	36,855	9,185	4.01
Class R4	37,010	9,217	4.02
Class R6	549,920,574	136,881,674	4.02

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $4.25 [100 / 94.25 x $4.01]. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Consolidated Financial Statements

26

Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS

Six months ended 4/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$6,811,350
Dividends from affiliated issuers	332,390
Other	3,209
Foreign taxes withheld	1,496
Total investment income	$7,148,445
Expenses
Management fee	$2,273,240
Distribution and service fees	1,818
Shareholder servicing costs	547
Administrative services fee	45,241
Independent Trustees’ compensation	7,745
Custodian fee	25,651
Shareholder communications	4,139
Audit and tax fees	47,783
Legal fees	6,320
Miscellaneous	108,914
Total expenses	$2,521,398
Reduction of expenses by investment adviser	(31,706)
Net expenses	$2,489,692
Net investment income (loss)	$4,658,753

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,142,203
Affiliated issuers	4,950
Futures contracts	32,918
Swap agreements	(155,331,788)
Net realized gain (loss)	$(154,151,717)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(9,115,579)
Affiliated issuers	(9,818)
Futures contracts	324,476
Swap agreements	2,192,619
Net unrealized gain (loss)	$(6,608,302)
Net realized and unrealized gain (loss)	$(160,760,019)
Change in net assets from operations	$(156,101,266)

See Notes to Consolidated Financial Statements

27

Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/20	Year ended 10/31/19
Change in net assets	(unaudited)

From operations
Net investment income (loss)	$4,658,753	$12,774,014
Net realized gain (loss)	(154,151,717)	(37,426,841)
Net unrealized gain (loss)	(6,608,302)	9,555,468
Change in net assets from operations	$(156,101,266)	$(15,097,359)
Total distributions to shareholders	$(12,000,358)	$(18,500,721)
Change in net assets from fund share transactions	$92,962,457	$71,554,469
Total change in net assets	$(75,139,167)	$37,956,389

Net assets
At beginning of period	626,230,998	588,274,609
At end of period	$551,091,831	$626,230,998

See Notes to Consolidated Financial Statements

28

Financial Statements

CONSOLIDATED FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/20		Year ended
Class A			10/31/19	10/31/18	10/31/17		10/31/16		10/31/15
	(unaudited)
Net asset value, beginning of period	$5.32		$5.65	$6.00	$5.89		$5.93		$7.88

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.10	$0.07	$0.03	(c)	$0.01		$(0.00	)(w)
Net realized and unrealized gain (loss)	(1.25)		(0.27)	(0.25)	0.10		(0.05	)(g)	(1.95)
Total from investment operations	$(1.22)		$(0.17)	$(0.18)	$0.13		$(0.04)		$(1.95)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.16)	$(0.17)	$(0.02)		$(0.00	)(w)	$—
Net asset value, end of period (x)	$4.01		$5.32	$5.65	$6.00		$5.89		$5.93
Total return (%) (r)(s)(t)(x)	(23.31	)(n)	(2.96)	(2.98)	2.25	(c)	(0.61)		(24.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.10	1.09	1.06	(c)	1.07		1.08
Expenses after expense reductions (f)	1.09	(a)	1.09	1.08	1.05	(c)	1.06		1.07
Net investment income (loss)	1.24	(a)	1.86	1.22	0.58	(c)	0.21		(0.00	)(w)
Portfolio turnover	27	(n)	64	72	51		32		51
Net assets at end of period (000 omitted)	$600		$321	$63	$49		$48		$48

See Notes to Consolidated Financial Statements

29

Consolidated Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class B			10/31/19	10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.28		$5.64	$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.06	$0.02
Net realized and unrealized gain (loss)	(1.24)		(0.26)	(0.09)
Total from investment operations	$(1.23)		$(0.20)	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.16)	$—
Net asset value, end of period (x)	$4.00		$5.28	$5.64
Total return (%) (r)(s)(t)(x)	(23.57	)(n)	(3.68)	(1.23	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.84	1.94	(a)
Expenses after expense reductions (f)	1.84	(a)	1.83	1.93	(a)
Net investment income (loss)	0.54	(a)	1.13	1.34	(a)
Portfolio turnover	27	(n)	64	72
Net assets at end of period (000 omitted)	$36		$48	$52

	Six months ended 4/30/20		Year ended
Class C			10/31/19	10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.28		$5.64	$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.06	$0.02
Net realized and unrealized gain (loss)	(1.24)		(0.27)	(0.09)
Total from investment operations	$(1.23)		$(0.21)	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)	$—
Net asset value, end of period (x)	$3.99		$5.28	$5.64
Total return (%) (r)(s)(t)(x)	(23.59	)(n)	(3.69)	(1.23	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.84	1.94	(a)
Expenses after expense reductions (f)	1.84	(a)	1.83	1.93	(a)
Net investment income (loss)	0.49	(a)	1.12	1.41	(a)
Portfolio turnover	27	(n)	64	72
Net assets at end of period (000 omitted)	$313		$93	$49

See Notes to Consolidated Financial Statements

30

Consolidated Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class I			10/31/19	10/31/18	10/31/17		10/31/16		10/31/15
	(unaudited)
Net asset value, beginning of period	$5.32		$5.65	$6.00	$5.90		$5.94		$7.90

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.11	$0.09	$0.05	(c)	$0.03		$0.02
Net realized and unrealized gain (loss)	(1.24)		(0.26)	(0.25)	0.09		(0.04	)(g)	(1.96)
Total from investment operations	$(1.20)		$(0.15)	$(0.16)	$0.14		$(0.01)		$(1.94)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.19)	$(0.04)		$(0.03)		$(0.02)
Net asset value, end of period (x)	$4.02		$5.32	$5.65	$6.00		$5.90		$5.94
Total return (%) (r)(s)(t)(x)	(22.99	)(n)	(2.75)	(2.73)	2.32	(c)	(0.20)		(24.63)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.84	0.85	0.82	(c)	0.83		0.83
Expenses after expense reductions (f)	0.84	(a)	0.83	0.84	0.81	(c)	0.82		0.82
Net investment income (loss)	1.63	(a)	2.13	1.45	0.83	(c)	0.45		0.25
Portfolio turnover	27	(n)	64	72	51		32		51
Net assets at end of period (000 omitted)	$74		$135	$48	$49		$48		$48

See Notes to Consolidated Financial Statements

31

Consolidated Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R1			10/31/19	10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.28		$5.64	$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.06	$0.02
Net realized and unrealized gain (loss)	(1.24)		(0.27)	(0.09)
Total from investment operations	$(1.23)		$(0.21)	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.15)	$—
Net asset value, end of period (x)	$4.00		$5.28	$5.64
Total return (%) (r)(s)(t)(x)	(23.56	)(n)	(3.69)	(1.23	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.84	1.94	(a)
Expenses after expense reductions (f)	1.84	(a)	1.83	1.93	(a)
Net investment income (loss)	0.54	(a)	1.14	1.35	(a)
Portfolio turnover	27	(n)	64	72
Net assets at end of period (000 omitted)	$36		$48	$49

	Six months ended 4/30/20		Year ended
Class R2			10/31/19	10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.30		$5.65	$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.09	$0.02
Net realized and unrealized gain (loss)	(1.24)		(0.27)	(0.08)
Total from investment operations	$(1.22)		$(0.18)	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.17)	$—
Net asset value, end of period (x)	$4.01		$5.30	$5.65
Total return (%) (r)(s)(t)(x)	(23.28	)(n)	(3.31)	(1.05	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.34	1.44	(a)
Expenses after expense reductions (f)	1.34	(a)	1.33	1.43	(a)
Net investment income (loss)	1.03	(a)	1.64	1.86	(a)
Portfolio turnover	27	(n)	64	72
Net assets at end of period (000 omitted)	$37		$48	$49

See Notes to Consolidated Financial Statements

32

Consolidated Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R3			10/31/19	10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.31		$5.65	$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.10	$0.03
Net realized and unrealized gain (loss)	(1.24)		(0.27)	(0.09)
Total from investment operations	$(1.21)		$(0.17)	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)	$—
Net asset value, end of period (x)	$4.01		$5.31	$5.65
Total return (%) (r)(s)(t)(x)	(23.23	)(n)	(3.03)	(1.05	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.09	1.19	(a)
Expenses after expense reductions (f)	1.09	(a)	1.08	1.18	(a)
Net investment income (loss)	1.29	(a)	1.89	2.10	(a)
Portfolio turnover	27	(n)	64	72
Net assets at end of period (000 omitted)	$37		$48	$49

	Six months ended 4/30/20		Year ended
Class R4			10/31/19	10/31/18 (i)
	(unaudited)
Net asset value, beginning of period	$5.32		$5.65	$5.71

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.11	$0.03
Net realized and unrealized gain (loss)	(1.24)		(0.26)	(0.09)
Total from investment operations	$(1.20)		$(0.15)	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$—
Net asset value, end of period (x)	$4.02		$5.32	$5.65
Total return (%) (r)(s)(t)(x)	(22.99	)(n)	(2.75)	(1.05	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.84	0.94	(a)
Expenses after expense reductions (f)	0.84	(a)	0.83	0.93	(a)
Net investment income (loss)	1.53	(a)	2.14	2.35	(a)
Portfolio turnover	27	(n)	64	72
Net assets at end of period (000 omitted)	$37		$48	$49

See Notes to Consolidated Financial Statements

33

Consolidated Financial Highlights – continued

	Six months ended 4/30/20		Year ended
Class R6			10/31/19	10/31/18	10/31/17		10/31/16		10/31/15
	(unaudited)
Net asset value, beginning of period	$5.33		$5.65	$6.00	$5.90		$5.94		$7.90

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.11	$0.09	$0.05	(c)	$0.03		$0.02
Net realized and unrealized gain (loss)	(1.25)		(0.25)	(0.25)	0.09		(0.04	)(g)	(1.96)
Total from investment operations	$(1.21)		$(0.14)	$(0.16)	$0.14		$(0.01)		$(1.94)

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.18)	$(0.19)	$(0.04)		$(0.03)		$(0.02)
Net asset value, end of period (x)	$4.02		$5.33	$5.65	$6.00		$5.90		$5.94
Total return (%) (r)(s)(t)(x)	(23.13	)(n)	(2.57)	(2.74)	2.32	(c)	(0.20)		(24.63)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.84	0.81	(c)	0.82		0.83
Expenses after expense reductions (f)	0.82	(a)	0.82	0.83	0.80	(c)	0.82		0.83
Net investment income (loss)	1.54	(a)	2.15	1.46	0.83	(c)	0.45		0.26
Portfolio turnover	27	(n)	64	72	51		32		51
Net assets at end of period (000 omitted)	$549,921		$625,443	$587,864	$591,976		$563,314		$555,170

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)

The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(i)	For Class B, Class C, Class R1, Class R2, Class R3, and Class R4, the period is from the class inception, August 15, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Consolidated Financial Statements

34

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

Principles of Consolidation – The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2020, the Subsidiary’s net assets were $103,965,807, which represented 18.9% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

General – The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022.

35

Notes to Consolidated Financial Statements (unaudited) – continued

Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. As a result of the adoption, the fund recognized a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by offsetting amounts. Adoption had no impact on the fund’s net assets or any prior period information presented in the financial statements. With respect to the fund’s results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign

36

Notes to Consolidated Financial Statements (unaudited) – continued

securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

37

Notes to Consolidated Financial Statements (unaudited) – continued

such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$79,905,619	$—	$79,905,619
Non-U.S. Sovereign Debt	—	5,352,618	—	5,352,618
Municipal Bonds	—	6,428,923	—	6,428,923
U.S. Corporate Bonds	—	141,159,661	—	141,159,661
Residential Mortgage-Backed Securities	—	14,586,638	—	14,586,638
Commercial Mortgage-Backed Securities	—	32,359,263	—	32,359,263
Asset-Backed Securities (including CDOs)	—	87,823,153	—	87,823,153
Foreign Bonds	—	79,259,527	—	79,259,527
Short-Term Securities	—	58,603,000	—	58,603,000
Mutual Funds	40,067,947	—	—	40,067,947
Total	$40,067,947	$505,478,402	$—	$545,546,349

Other Financial Instruments
Futures Contracts – Assets	$289,002	$—	$—	$289,002
Swap Agreements – Assets	—	1,343,576	—	1,343,576
Swap Agreements – Liabilities	—	(83,337)	—	(83,337)

For further information regarding security characteristics, see the Consolidated Portfolio of Investments.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

38

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2020 as reported in the Consolidated Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$289,002	$—
Interest Rate	Interest Rate Swaps	1,257,530	—
Commodity	Total Return Swaps	86,046	(83,337)
Total		$1,632,578	$(83,337)

(a)

Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s Consolidated Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Consolidated Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$32,918	$155,571
Commodity	—	(155,487,359)
Total	$32,918	$(155,331,788)

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Consolidated Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$324,476	$838,325
Commodity	—	1,354,294
Total	$324,476	$2,192,619

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

39

Notes to Consolidated Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2020:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$2,094	$—
Swaps, at value	86,046	(83,337)
Cleared Swaps Agreements (a)	—	(15,456)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$88,140	$(98,793)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	2,094	(15,456)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$86,046	$(83,337)

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts and for cleared swaps agreements. This amount, which is recognized within the fund’s Consolidated Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Consolidated Portfolio of Investments.

40

Notes to Consolidated Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2020:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities

	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$16,707	$(2,175)	$—	$—	$14,532
Goldman Sachs International	15,036	(15,036)	—	—	—
JPMorgan Chase Bank N.A.	52,353	(18,771)	—	—	33,582
Morgan Stanley	1,950	(1,950)	—	—	—
Total	$86,046	$(37,932)	$—	$—	$48,114

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2020:

		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities

	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(2,175)	$2,175	$—	$—	$—
Goldman Sachs International	(19,970)	15,036	4,934	—	—
JPMorgan Chase Bank N.A.	(18,771)	18,771	—	—	—
Merrill Lynch International	(38,977)	—	38,977	—	—
Morgan Stanley	(3,444)	1,950	1,494	—	—
Total	$(83,337)	$37,932	$45,405	$—	$—

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

41

Notes to Consolidated Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

42

Notes to Consolidated Financial Statements (unaudited) – continued

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

43

Notes to Consolidated Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. When the fund sells securities on a when-issued, delayed delivery, TBA, or forward commitment basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the delivered securities. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired or sold is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded

44

Notes to Consolidated Financial Statements (unaudited) – continued

under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$18,500,721

45

Notes to Consolidated Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/20

Cost of investments	$550,398,034
Gross appreciation	4,579,113

Gross depreciation	(9,430,798)
Net unrealized appreciation (depreciation)	$(4,851,685)

As of 10/31/19

Undistributed ordinary income	8,381,433
Capital loss carryforwards	(97,777,607)
Other temporary differences	136,538,209
Net unrealized appreciation (depreciation)	(133,139,881)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(67,231,531)
Long-Term	(30,546,076)
Total	$(97,777,607)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 4/30/20	Year ended 10/31/19
Class A	$5,803	$1,840
Class B	415	1,445
Class C	1,021	1,355
Class I	2,528	1,502
Class R1	421	1,355
Class R2	659	1,450
Class R3	779	1,497
Class R4	899	1,545
Class R6	11,987,833	18,488,732
Total	$12,000,358	$18,500,721

46

Notes to Consolidated Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

The Subsidiary does not pay a management fee to MFS.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2020, this management fee reduction amounted to $31,706, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,062 for the six months ended April 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$599
Class B	0.75%	0.25%	1.00%	1.00%	218
Class C	0.75%	0.25%	1.00%	1.00%	617
Class R1	0.75%	0.25%	1.00%	1.00%	219
Class R2	0.25%	0.25%	0.50%	0.50%	110
Class R3	—	0.25%	0.25%	0.25%	55
Total Distribution and Service Fees					$1,818

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to

47

Notes to Consolidated Financial Statements (unaudited) – continued

accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ending April 30, 2020.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended April 30, 2020.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2020, the fee was $150, which equated to 0.00005% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $397.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0149% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

At April 30, 2020, MFS held 100% of the outstanding shares of Class B, Class R1, Class R2, Class R3, and Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2020, the

48

Notes to Consolidated Financial Statements (unaudited) – continued

fund engaged in sale transactions pursuant to this policy, which amounted to $1,381,536, respectively. The sales transactions resulted in net realized gains (losses) of $26,379.

(4) Portfolio Securities

For the six months ended April 30, 2020, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$26,264,217	$62,529,306
Non-U.S. Government securities	$97,783,922	$111,013,307

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	89,928	$434,382	49,703	$266,077
Class B	—	—	51	275
Class C	61,104	246,173	8,768	45,581
Class I	60,405	317,745	17,974	94,556
Class R6	20,274,172	95,120,722	14,639,058	77,336,769
	20,485,609	$96,119,022	14,715,554	$77,743,258

Shares issued to shareholders in reinvestment of distributions
Class A	1,116	$5,803	342	$1,840
Class B	80	415	269	1,445
Class C	198	1,021	252	1,355
Class I	486	2,528	280	1,502
Class R1	80	421	253	1,355
Class R2	127	659	269	1,450
Class R3	150	779	278	1,497
Class R4	173	899	287	1,545
Class R6	2,305,353	11,987,833	3,436,567	18,488,732
	2,307,763	$12,000,358	3,438,797	$18,500,721

Shares reacquired
Class A	(1,828)	$(7,915)	(905)	$(4,670)
Class B	—	—	(595)	(3,212)
Class C	(364)	(1,620)	(224)	(1,177)
Class I	(67,840)	(328,930)	(1,372)	(7,229)
Class R6	(3,125,364)	(14,818,458)	(4,606,125)	(24,673,222)
	(3,195,396)	$(15,156,923)	(4,609,221)	$(24,689,510)

49

Notes to Consolidated Financial Statements (unaudited) – continued

	Six months ended 4/30/20		Year ended 10/31/19

	Shares	Amount	Shares	Amount
Net change
Class A	89,216	$432,270	49,140	$263,247
Class B	80	415	(275)	(1,492)
Class C	60,938	245,574	8,796	45,759
Class I	(6,949)	(8,657)	16,882	88,829
Class R1	80	421	253	1,355
Class R2	127	659	269	1,450
Class R3	150	779	278	1,497
Class R4	173	899	287	1,545
Class R6	19,454,161	92,290,097	13,469,500	71,152,279
	19,597,976	$92,962,457	13,545,130	$71,554,469

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 30%, 26%, 14%, 10%, 3%, 3%, 2%, 2%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2020, the fund’s commitment fee and interest expense were $1,495 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.

50

Notes to Consolidated Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money
Market Portfolio	$54,212,176	$216,708,403	$230,847,764	$4,950	$(9,818)	$40,067,947

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$332,390	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

51

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

52

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

53

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CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report
April 30, 2020
MFS®  Global Alternative
Strategy Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund's Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.
If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.
DTR-SEM

MFS® Global Alternative Strategy Fund

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR
Dear Shareholders:
Markets experienced dramatic swings in early 2020 as the coronavirus pandemic crippled the global economy for a time. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries hit early in the outbreak, has brightened the economic and market outlook during the second quarter, though a great deal of uncertainty remains on how long the aftereffects of the lockdowns will linger.
Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. For investors, occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.
Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.
Respectfully,
Robert J. Manning
Executive Chair
MFS Investment Management
June 16, 2020
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	16.3%	47.2%	(14.7)%	48.8%
	Asia/Pacific ex-Japan	0.3%	6.3%	0.0%	6.6%
	North America ex-U.S.	0.3%	2.4%	0.0%	2.7%
	Emerging Markets	0.9%	0.0%	0.0%	0.9%
	Europe ex-U.K.	1.2%	0.0%	(6.4)%	(5.2)%
	United Kingdom	0.4%	0.0%	(7.2)%	(6.8)%
Equity	Europe ex-U.K.	11.0%	5.9%	(5.6)%	11.3%
	U.S. Large Cap	35.7%	0.0%	(25.0)%	10.7%
	Asia/Pacific ex-Japan	1.2%	5.0%	(2.4)%	3.8%
	United Kingdom	3.4%	0.0%	(0.2)%	3.2%
	Emerging Markets	2.4%	8.3%	(8.4)%	2.3%
	North America ex-U.S.	1.3%	0.0%	(0.2)%	1.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Japan	3.7%	0.0%	(4.7)%	(1.0)%
	U.S. Small/Mid Cap	15.9%	0.0%	(19.3)%	(3.4)%
Cash	Cash & Cash Equivalent (d)				5.9%
	Other (e)				19.0%
Top ten holdings (c)
USD Interest Rate Swap, Receive 1.634% - NOV 2021	28.7%
USD Interest Rate Swap, Receive 1.582% - NOV 2024	12.3%
Australian Note 10 yr Future - JUN 2020	6.2%
USD Interest Rate Swap, Pay 1.702% - NOV 2029	(6.0)%
Euro-Bund 10 yr Future - JUN 2020	(6.4)%
U.S. Treasury Note 10 yr Future - JUN 2020	(6.4)%
Long Gilt 10 yr Future - JUN 2020	(7.2)%
S&P MidCap 400 Index Future - JUN 2020	(8.0)%
Russell 2000 Index Future - JUN 2020	(11.2)%
S&P 500 E-Mini Index Future - JUN 2020	(24.9)%

Portfolio Composition - continued
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of April 30, 2020.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period, November 1, 2019 through April 30, 2020
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2019 through April 30, 2020.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Expenses Paid During Period (p) 11/01/19-4/30/20
A	Actual	1.30%	$1,000.00	$985.68	$6.42
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
B	Actual	2.05%	$1,000.00	$981.19	$10.10
	Hypothetical (h)	2.05%	$1,000.00	$1,014.67	$10.27
C	Actual	2.05%	$1,000.00	$981.26	$10.10
	Hypothetical (h)	2.05%	$1,000.00	$1,014.67	$10.27
I	Actual	1.05%	$1,000.00	$986.39	$5.19
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
R1	Actual	2.05%	$1,000.00	$982.24	$10.10
	Hypothetical (h)	2.05%	$1,000.00	$1,014.67	$10.27
R2	Actual	1.55%	$1,000.00	$983.73	$7.64
	Hypothetical (h)	1.55%	$1,000.00	$1,017.16	$7.77
R3	Actual	1.30%	$1,000.00	$984.97	$6.42
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
R4	Actual	1.05%	$1,000.00	$987.13	$5.19
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
R6	Actual	0.96%	$1,000.00	$986.18	$4.74
	Hypothetical (h)	0.96%	$1,000.00	$1,020.09	$4.82
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 74.3%
Aerospace – 1.1%
CACI International, Inc., “A” (a)	627	$ 156,838
Embraer S.A., ADR (a)	4,002	25,333
FLIR Systems, Inc.	1,071	46,481
Honeywell International, Inc.	3,443	488,562
Huntington Ingalls Industries, Inc.	195	37,325
Kratos Defense & Security Solutions, Inc. (a)	3,859	57,962
L3Harris Technologies, Inc.	1,549	300,041
Leidos Holdings, Inc.	1,563	154,440
Northrop Grumman Corp.	1,043	344,889
PAE, Inc. (a)	9,822	83,389
Rolls-Royce Holdings PLC	40,136	166,819
Singapore Technologies Engineering Ltd.	36,200	87,187
		$1,949,266
Airlines – 0.1%
Aena S.A. (a)	305	$ 38,604
Alaska Air Group, Inc.	470	15,284
Delta Air Lines, Inc.	670	17,360
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	18,498	67,388
Ryanair Holdings PLC, ADR (a)	544	34,528
		$173,164
Alcoholic Beverages – 1.1%
China Resources Beer Holdings Co. Ltd.	50,000	$ 236,848
Compania Cervecerias Unidas S.A., ADR	4,174	59,354
Constellation Brands, Inc., “A”	152	25,033
Diageo PLC	10,787	373,621
Heineken N.V. (l)	3,110	264,536
Molson Coors Beverage Co.	3,217	131,929
Pernod Ricard S.A.	5,728	873,135
		$1,964,456
Apparel Manufacturers – 1.0%
Adidas AG	393	$ 90,096
Coats Group PLC	74,273	43,031
Compagnie Financiere Richemont S.A.	3,048	173,107
Levi Strauss & Co., “A”	1,340	17,273
LVMH Moet Hennessy Louis Vuitton SE	2,462	950,904
NIKE, Inc., “B”	2,416	210,627
PVH Corp.	1,137	55,974

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Apparel Manufacturers – continued
Skechers USA, Inc., “A” (a)	6,188	$ 174,378
		$1,715,390
Automotive – 0.5%
Copart, Inc. (a)	2,965	$ 237,526
Hella KGaA Hueck & Co.	582	21,557
Koito Manufacturing Co. Ltd.	2,000	75,727
Lear Corp.	422	41,208
LKQ Corp. (a)	5,183	135,536
Methode Electronics, Inc.	1,154	34,643
NGK Spark Plug Co. Ltd	3,900	58,454
Stanley Electric Co. Ltd.	2,900	66,252
Stoneridge, Inc. (a)	1,065	21,332
USS Co. Ltd.	10,700	169,599
Visteon Corp. (a)	1,010	60,903
		$922,737
Biotechnology – 0.8%
10x Genomics, Inc., “A” (a)	297	$ 23,722
Adaptive Biotechnologies Corp. (a)	1,218	38,988
Aimmune Therapeutics, Inc. (a)	839	14,364
Amicus Therapeutics, Inc. (a)	4,215	49,779
Biogen, Inc. (a)	1,467	435,450
BioXcel Therapeutics, Inc. (a)	650	24,050
Gilead Sciences, Inc.	719	60,396
Illumina, Inc. (a)	135	43,069
Immunomedics, Inc. (a)	1,120	34,026
Incyte Corp. (a)	3,085	301,281
Morphosys AG, ADR (a)	1,235	32,221
Neurocrine Biosciences, Inc. (a)	317	31,110
Sarepta Therapeutics, Inc. (a)	147	17,328
Tricida, Inc. (a)	828	25,047
Twist Bioscience Corp. (a)	1,079	35,294
Vertex Pharmaceuticals, Inc. (a)	995	249,944
		$1,416,069
Broadcasting – 0.2%
Netflix, Inc. (a)	794	$ 333,361
Brokerage & Asset Managers – 1.7%
Apollo Global Management, Inc.	1,600	$ 64,784
ASX Ltd.	1,777	93,215
BlackRock, Inc.	630	316,285
Charles Schwab Corp.	7,914	298,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – continued
Computershare Ltd.	11,232	$ 87,415
Daiwa Securities Group, Inc.	17,700	73,396
E*TRADE Financial Corp.	689	27,980
Euronext N.V.	1,714	143,877
Hamilton Lane, Inc., “A”	1,188	77,042
Hong Kong Exchanges & Clearing Ltd.	2,500	80,143
IG Group Holdings PLC	11,697	111,156
IHS Markit Ltd.	5,259	353,931
Intercontinental Exchange, Inc.	1,178	105,372
NASDAQ, Inc. (f)	8,026	880,211
Raymond James Financial, Inc.	756	49,835
Schroders PLC	2,302	76,949
TMX Group Ltd.	943	81,696
WisdomTree Investments, Inc.	7,573	24,537
		$2,946,340
Business Services – 4.6%
Accenture PLC, “A”	6,509	$ 1,205,402
Amdocs Ltd.	1,247	80,357
BrightView Holdings, Inc. (a)	2,833	36,319
Cancom SE	1,381	70,402
Clarivate Analytics PLC (a)	9,542	219,275
Compass Group PLC	16,210	272,764
CoStar Group, Inc. (a)	226	146,507
Doshisha Co. Ltd.	4,400	54,190
Equifax, Inc.	2,234	310,303
EVO Payments, Inc., “A” (a)	2,016	40,139
ExlService Holdings, Inc. (a)	963	59,446
Fidelity National Information Services, Inc.	4,833	637,424
Fiserv, Inc. (a)(f)	12,613	1,299,896
Global Payments, Inc.	5,054	839,065
Intertek Group PLC	2,617	156,565
Jones Lang LaSalle, Inc.	4,578	483,345
Meitec Corp.	2,500	110,435
MSCI, Inc.	1,161	379,647
Nomura Research Institute Ltd.	10,600	257,900
PayPal Holdings, Inc. (a)	3,626	445,998
Proofpoint, Inc. (a)	452	55,022
SGS S.A.	88	199,202
Sodexo	1,066	84,693
Stamps.com, Inc. (a)	306	48,431
TriNet Group, Inc. (a)	1,008	49,362
Verisk Analytics, Inc., “A”	2,671	408,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
WNS (Holdings) Ltd., ADR (a)	1,483	$ 72,444
		$8,022,742
Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	2,440	$ 1,208,361
Comcast Corp., “A” (f)	18,255	686,936
Liberty Broadband Corp. (a)	282	34,596
		$1,929,893
Chemicals – 0.8%
3M Co.	1,140	$ 173,189
Celanese Corp.	475	39,458
Eastman Chemical Co.	2,464	149,097
Element Solutions, Inc. (a)	7,653	78,443
FMC Corp.	1,146	105,318
Givaudan S.A.	169	566,047
Ingevity Corp. (a)	1,309	67,963
PPG Industries, Inc.	2,336	212,179
		$1,391,694
Computer Software – 6.6%
8x8, Inc. (a)	6,533	$ 110,800
Adobe Systems, Inc. (a)(s)	2,948	1,042,531
Altair Engineering, Inc., “A” (a)	1,485	48,990
ANSYS, Inc. (a)	1,732	453,490
Autodesk, Inc. (a)	1,091	204,159
Avalara, Inc. (a)	911	81,416
Bill.com Holdings, Inc. (a)	344	20,258
Black Knight, Inc. (a)	1,535	108,325
Cadence Design Systems, Inc. (a)(f)	13,148	1,066,697
Change Healthcare, Inc. (a)	2,573	29,950
Check Point Software Technologies Ltd. (a)	302	31,933
Computer Modelling Group Ltd.	35,084	117,959
Dassault Systemes S.A.	2,459	359,877
DocuSign, Inc. (a)	322	33,729
Everbridge, Inc. (a)	701	78,077
Health Catalyst, Inc. (a)	1,677	44,726
Livongo Health, Inc. (a)	1,423	56,934
Microsoft Corp. (f)	21,651	3,880,076
NortonLifeLock, Inc.	4,178	88,866
OBIC Co. Ltd.	4,400	658,904
Okta, Inc. (a)	232	35,102
Oracle Corp. (f)	18,599	985,189
Pagerduty, Inc. (a)	2,732	57,672

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paylocity Holding Corp. (a)	542	$ 62,075
Phreesia, Inc. (a)	636	16,148
RingCentral, Inc. (a)	165	37,707
Salesforce.com, Inc. (a)	2,478	401,312
SAP SE	5,930	707,935
Schrodinger, Inc. (a)	446	20,694
Veeva Systems, Inc. (a)	650	124,020
VeriSign, Inc. (a)(f)	2,124	444,957
Zendesk, Inc. (a)	799	61,427
		$11,471,935
Computer Software - Systems – 3.0%
Amadeus IT Group S.A.	13,916	$ 669,773
Apple, Inc. (f)	7,439	2,185,578
Box, Inc., “A” (a)	3,914	63,172
Constellation Software, Inc.	91	87,508
EMIS Group PLC	6,702	88,463
EPAM Systems, Inc. (a)	316	69,801
Five9, Inc. (a)	463	42,906
Fujitsu Ltd.	400	38,970
Hitachi Ltd.	18,500	555,060
NICE Systems Ltd., ADR (a)	709	116,489
Q2 Holdings, Inc. (a)	1,151	91,758
Rapid7, Inc. (a)	2,359	107,452
RealPage, Inc. (a)	1,138	73,390
ServiceNow, Inc. (a)(f)	1,417	498,132
Square, Inc., “A” (a)	364	23,711
Temenos AG	579	75,341
TransUnion	1,863	146,786
Venture Corp. Ltd.	7,700	86,256
Verint Systems, Inc. (a)	2,265	96,806
Zebra Technologies Corp., “A” (a)	364	83,596
		$5,200,948
Conglomerates – 0.1%
Ansell Ltd.	6,410	$ 117,656
DCC PLC	1,681	119,793
Melrose Industries PLC	18,312	23,013
		$260,462
Construction – 1.4%
Ashtead Group PLC	4,259	$ 116,672
Forterra PLC	13,990	42,465
Fortune Brands Home & Security, Inc.	676	32,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Geberit AG	260	$ 116,660
GMS, Inc. (a)	1,496	27,496
Masco Corp.	2,584	106,047
Mid-America Apartment Communities, Inc., REIT	612	68,495
Otis Worldwide Corp. (a)	453	23,062
Reliance Worldwide Corp.	30,793	54,442
Sherwin-Williams Co. (f)	1,205	646,326
Stanley Black & Decker, Inc.	761	83,862
Summit Materials, Inc., “A” (a)	4,541	68,615
Techtronic Industries Co. Ltd.	13,500	100,285
Toll Brothers, Inc. (f)	14,663	352,205
Toto Ltd.	2,500	87,690
Trex Co., Inc. (a)	650	61,893
Vulcan Materials Co.	3,046	344,107
Whirlpool Corp.	416	46,484
		$2,379,389
Consumer Products – 2.7%
Colgate-Palmolive Co. (f)	8,892	$ 624,841
Energizer Holdings, Inc.	2,177	84,816
Estee Lauder Cos., Inc., “A”	925	163,170
International Flavors & Fragrances, Inc.	286	37,474
Kao Corp.	6,200	478,235
Kimberly-Clark Corp.	288	39,882
Kobayashi Pharmaceutical Co. Ltd.	13,800	1,272,584
L’Oréal S.A. (a)	3,479	1,011,446
Newell Brands, Inc.	6,692	92,885
Prestige Brands Holdings, Inc. (a)	1,265	51,473
Procter & Gamble Co.	1,280	150,874
Reckitt Benckiser Group PLC	8,422	703,278
		$4,710,958
Consumer Services – 0.4%
51job, Inc., ADR (a)	580	$ 34,765
Asante, Inc.	6,200	83,968
Boyd Group Services, Inc.	287	40,381
Bright Horizons Family Solutions, Inc. (a)	1,931	224,865
Carsales.com Ltd.	1,351	12,230
Cogna Educacao S.A.	24,393	24,637
Grand Canyon Education, Inc. (a)	1,105	95,052
MakeMyTrip Ltd. (a)	5,839	86,184
Persol Holdings Co. Ltd.	2,600	30,289
Planet Fitness, Inc. (a)	681	41,085
Regis Corp. (a)	3,211	39,881

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – continued
Seek Ltd.	1,700	$ 18,907
		$732,244
Containers – 0.5%
Berry Global Group, Inc. (a)	2,698	$ 107,353
Brambles Ltd.	11,132	79,437
Gerresheimer AG	1,991	158,947
Graphic Packaging Holding Co.	27,252	363,814
Silgan Holdings, Inc.	1,495	51,578
WestRock Co.	1,168	37,598
		$798,727
Electrical Equipment – 1.4%
AMETEK, Inc.	3,684	$ 308,977
Amphenol Corp., “A”	1,657	146,247
Generac Holdings, Inc. (a)	835	81,362
HD Supply Holdings, Inc. (a)	4,390	130,295
Legrand S.A.	1,435	96,743
Littlefuse, Inc.	582	84,530
Reynolds Consumer Products, Inc.	1,432	46,440
Rockwell Automation, Inc.	1,384	262,240
Schneider Electric SE	9,486	867,586
Sensata Technologies Holding PLC (a)	3,060	111,323
Spectris PLC	6,250	209,943
TE Connectivity Ltd.	747	54,875
TriMas Corp. (a)	2,341	55,809
WESCO International, Inc. (a)	1,031	26,672
		$2,483,042
Electronics – 3.6%
Analog Devices, Inc.	4,214	$ 461,855
ASM International N.V.	1,393	153,339
Broadcom, Inc. (f)	1,284	348,760
Brooks Automation, Inc.	782	30,099
Corning, Inc.	1,531	33,697
Halma PLC	36,301	955,571
Intel Corp. (f)	24,052	1,442,639
Kyocera Corp.	1,400	74,830
Marvell Technology Group Ltd.	2,589	69,230
Maxim Integrated Products, Inc.	1,080	59,378
Monolithic Power Systems, Inc.	1,210	241,891
nLIGHT, Inc. (a)	2,532	39,904
NVIDIA Corp.	355	103,759
NXP Semiconductors N.V.	1,745	173,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Plexus Corp. (a)	1,172	$ 73,473
Samsung Electronics Co. Ltd.	1,594	65,684
Silicon Laboratories, Inc. (a)	367	35,680
Silicon Motion Technology Corp., ADR	3,339	146,716
Taiwan Semiconductor Manufacturing Co. Ltd.	8,654	86,968
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20,087	1,067,222
Teradyne, Inc.	588	36,774
Texas Instruments, Inc. (f)	4,397	510,360
		$6,211,579
Energy - Independent – 0.8%
Cabot Oil & Gas Corp.	2,410	$ 52,104
ConocoPhillips	671	28,249
Diamondback Energy, Inc.	485	21,117
Hess Corp.	939	45,673
Magnolia Oil & Gas Corp., “A” (a)	5,531	35,786
Oil Search Ltd.	13,351	25,844
Parsley Energy, Inc., “A”	6,466	61,104
Phillips 66 (s)	4,580	335,119
Pioneer Natural Resources Co.	749	66,893
TORC Oil & Gas Ltd.	18,152	14,606
Valero Energy Corp.	10,387	658,016
WPX Energy, Inc. (a)	12,788	78,390
		$1,422,901
Energy - Integrated – 0.3%
BP PLC	24,167	$ 95,302
BP PLC, ADR	1,763	41,959
Cairn Energy PLC (a)	20,919	29,509
Eni S.p.A.	5,664	54,087
Exxon Mobil Corp.	3,996	185,694
Galp Energia SGPS S.A.	5,720	65,911
Idemitsu Kosan Co. Ltd.	2,100	47,961
		$520,423
Engineering - Construction – 0.3%
Construction Partners, Inc., “A” (a)	2,397	$ 43,937
IMI PLC	10,489	109,320
KBR, Inc.	8,586	173,953
Quanta Services, Inc.	3,698	134,459
		$461,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 0.1%
CTS Eventim AG	1,059	$ 44,030
IMAX Corp. (a)	3,653	42,009
Manchester United PLC, “A”	3,613	60,734
Six Flags Entertainment Corp.	3,284	65,713
		$212,486
Food & Beverages – 2.8%
Archer Daniels Midland Co.	1,675	$ 62,210
Britvic PLC	9,279	85,607
Chocoladefabriken Lindt & Sprungli AG	22	171,510
Coca-Cola European Partners PLC	1,245	49,352
Danone S.A.	11,980	830,495
Hostess Brands, Inc. (a)	5,216	62,696
Ingredion, Inc.	580	47,096
J.M. Smucker Co.	629	72,278
Kellogg Co.	706	46,243
Lamb Weston Holdings, Inc.	217	13,315
Mondelez International, Inc.	4,182	215,122
Mowi A.S.A.	4,235	72,547
Nestle S.A.	17,671	1,865,501
Nestle S.A., ADR	3,474	365,117
Nomad Foods Ltd. (a)	2,951	60,820
PepsiCo, Inc.	546	72,230
S Foods, Inc.	2,700	57,348
Sanderson Farms, Inc.	639	86,994
Tyson Foods, Inc., “A”	10,348	643,542
		$4,880,023
Food & Drug Stores – 0.3%
Grocery Outlet Holding Corp. (a)	1,907	$ 63,446
Japan Meat Co. Ltd.	4,900	119,805
Kroger Co.	2,071	65,464
Wal-Mart Stores, Inc.	1,866	226,812
		$475,527
Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., ADR (a)	13,586	$ 97,955
Furniture & Appliances – 0.1%
Owens Corning	3,871	$ 167,847
Gaming & Lodging – 0.4%
Dalata Hotel Group PLC	17,489	$ 56,921
Flutter Entertainment PLC	4,425	543,396
Marriott International, Inc., “A”	158	14,368

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Wyndham Hotels & Resorts, Inc.	2,870	$ 108,228
		$722,913
General Merchandise – 0.3%
B&M European Value Retail S.A.	17,600	$ 73,772
Dollar General Corp.	319	55,921
Dollar Tree, Inc. (a)	2,450	195,192
Dollarama, Inc.	5,100	159,967
Ollie's Bargain Outlet Holdings, Inc. (a)	1,223	83,054
		$567,906
Health Maintenance Organizations – 0.5%
Cigna Corp. (f)	3,277	$ 641,571
Humana, Inc.	401	153,110
		$794,681
Insurance – 2.8%
AIA Group Ltd.	95,400	$ 868,374
Allstate Corp.	979	99,584
AON PLC (s)	4,052	699,659
Arthur J. Gallagher & Co.	2,382	186,987
Assurant, Inc.	620	65,869
Athene Holding Ltd. (a)	1,342	36,234
Beazley PLC	45,668	227,775
Chubb Ltd.	397	42,880
CNO Financial Group, Inc.	3,472	48,816
Equitable Holdings, Inc.	2,922	53,531
Everest Re Group Ltd.	978	169,321
Fairfax Financial Holdings Ltd.	513	139,097
Hanover Insurance Group, Inc.	618	62,035
Hartford Financial Services Group, Inc.	1,891	71,839
Hiscox Ltd.	9,161	81,068
Lincoln National Corp.	1,142	40,507
Marsh & McLennan Cos., Inc.	3,108	302,502
MetLife, Inc. (f)	14,280	515,222
Prudential Financial, Inc.	7,435	463,721
Reinsurance Group of America, Inc.	497	52,026
Sony Financial Holdings, Inc.	5,900	112,743
Third Point Reinsurance Ltd. (a)	5,715	42,519
Travelers Cos., Inc.	3,839	388,545
Willis Towers Watson PLC	395	70,424
Zurich Insurance Group AG	294	93,599
		$4,934,877

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.6%
Alphabet, Inc., “A” (a)	651	$ 876,702
Alphabet, Inc., “C” (a)	1,002	1,351,357
DraftKings, Inc. (a)	2,359	45,906
Facebook, Inc., “A” (a)(f)	4,703	962,751
IAC/InterActiveCorp (a)	605	135,206
Naver Corp.	2,489	405,221
NetEase.com, Inc., ADR	153	52,779
Rightmove PLC	25,884	162,222
Scout24 AG	805	52,665
Tencent Holdings Ltd.	7,400	392,593
		$4,437,402
Leisure & Toys – 0.5%
Brunswick Corp.	2,221	$ 105,986
Electronic Arts, Inc. (a)	4,117	470,408
Funko, Inc., “A” (a)	2,153	9,215
Take-Two Interactive Software, Inc. (a)	2,274	275,268
		$860,877
Machinery & Tools – 3.2%
AGCO Corp. (f)	13,049	$ 689,509
Allison Transmission Holdings, Inc.	11,121	404,137
Carrier Global Corp. (a)	509	9,014
Cummins, Inc.	3,076	502,926
Daikin Industries Ltd.	1,200	155,540
Eaton Corp. PLC (s)	6,191	516,948
Enerpac Tool Group Corp.	1,630	27,808
GEA Group AG	9,931	228,323
Illinois Tool Works, Inc.	2,785	452,563
Ingersoll Rand, Inc. (a)	1,550	45,074
ITT, Inc.	1,251	65,953
Kennametal, Inc.	2,558	65,510
Kubota Corp.	7,200	89,784
Nordson Corp.	943	151,738
Regal Beloit Corp.	4,756	337,724
Ritchie Bros. Auctioneers, Inc.	884	38,092
Ritchie Bros. Auctioneers, Inc.	12,530	539,295
Roper Technologies, Inc.	1,475	503,019
Schindler Holding AG	409	90,889
SMC Corp.	100	45,660
Spirax-Sarco Engineering PLC	4,997	549,316
		$5,508,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.1%
Bank of America Corp. (f)	19,241	$ 462,746
Bank of New York Mellon Corp.	3,757	141,038
BNP Paribas	3,485	109,511
Comerica, Inc.	909	31,688
Goldman Sachs Group, Inc.	389	71,350
JPMorgan Chase & Co. (f)	4,762	456,009
KeyCorp	4,080	47,532
Mitsubishi UFJ Financial Group, Inc.	21,900	88,004
Morgan Stanley	3,534	139,346
PNC Financial Services Group, Inc.	181	19,307
State Street Corp.	769	48,478
TCF Financial Corp.	2,294	68,109
UBS Group AG	10,996	117,792
Wells Fargo & Co.	4,452	129,330
		$1,930,240
Medical & Health Technology & Services – 1.4%
AmerisourceBergen Corp.	497	$ 44,561
Charles River Laboratories International, Inc. (a)	403	58,302
CVS Health Corp. (f)	5,353	329,477
Guardant Health, Inc. (a)	627	48,254
HCA Healthcare, Inc. (f)	5,858	643,677
HealthEquity, Inc. (a)	425	23,915
HMS Holdings Corp. (a)	1,233	35,356
Hogy Medical Co. Ltd.	2,900	90,225
ICON PLC (a)	1,521	244,075
Laboratory Corp. of America Holdings (a)	238	39,139
McKesson Corp.	2,433	343,661
Miraca Holdings, Inc.	2,900	72,562
PRA Health Sciences, Inc. (a)	1,748	168,682
Premier, Inc., “A” (a)	3,346	110,953
Quest Diagnostics, Inc.	545	60,010
Sonic Healthcare Ltd.	2,953	52,322
Teladoc Health, Inc. (a)	233	38,350
Universal Health Services, Inc.	553	58,447
		$2,461,968
Medical Equipment – 3.1%
Becton, Dickinson and Co.	250	$ 63,133
Bio-Techne Corp.	1,181	265,725
Boston Scientific Corp. (a)	7,119	266,820
Danaher Corp. (f)	2,330	380,862
Envista Holdings Corp. (a)	1,115	21,709
EssilorLuxottica	4,116	508,110

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Inspire Medical Systems, Inc. (a)	319	$ 22,860
iRhythm Technologies, Inc. (a)	461	48,700
Masimo Corp. (a)	1,034	221,183
Medtronic PLC	8,313	811,598
Merit Medical Systems, Inc. (a)	1,242	50,698
Mettler-Toledo International, Inc. (a)(f)	788	567,313
Nevro Corp. (a)	367	43,174
Nihon Kohden Corp.	2,900	103,759
OptiNose, Inc. (a)	3,397	13,724
OrthoPediatrics Corp. (a)	1,197	58,473
PerkinElmer, Inc.	3,795	343,561
QIAGEN N.V. (a)	6,002	249,937
Quidel Corp. (a)	505	70,195
Silk Road Medical, Inc. (a)	998	41,796
STERIS PLC	1,704	242,820
Terumo Corp.	3,200	105,608
Thermo Fisher Scientific, Inc. (f)	2,396	801,893
Zimmer Biomet Holdings, Inc.	676	80,917
		$5,384,568
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	165	$ 16,825
China Resources Gas Group Ltd.	8,000	44,808
Italgas S.p.A.	21,139	118,258
New Jersey Resources Corp.	2,266	76,545
NiSource, Inc.	1,705	42,813
Sempra Energy	670	82,980
South Jersey Industries, Inc.	3,095	88,486
		$470,715
Natural Gas - Pipeline – 0.1%
APA Group	7,479	$ 52,658
Enterprise Products Partners LP	1,171	20,563
Equitrans Midstream Corp.	1,549	12,981
Plains GP Holdings LP	7,412	68,116
Targa Resources Corp.	1,129	14,632
TC Energy Corp.	527	24,253
		$193,203
Network & Telecom – 0.2%
CoreSite Realty Corp.	699	$ 84,712
Equinix, Inc., REIT	41	27,683
Motorola Solutions, Inc.	447	64,283
QTS Realty Trust, Inc., REIT, “A”	1,858	116,181

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – continued
VTech Holdings Ltd.	8,200	$ 61,651
		$354,510
Oil Services – 0.1%
Apergy Corp. (a)	1,716	$ 15,804
Core Laboratories N.V.	196	3,844
Frank's International N.V. (a)	12,665	30,776
Halliburton Co.	1,764	18,522
NOW, Inc. (a)	3,838	23,680
Patterson-UTI Energy, Inc.	2,866	10,576
		$103,202
Other Banks & Diversified Financials – 3.7%
AIB Group PLC (a)	25,173	$ 34,482
Air Lease Corp.	1,640	42,886
American Express Co.	1,335	121,819
Bank Central Asia Tbk PT	19,700	34,235
Bank of Hawaii Corp.	924	62,998
Bank OZK	911	20,607
Brookline Bancorp, Inc.	5,224	53,337
Cathay General Bancorp, Inc.	2,513	70,163
Chiba Bank Ltd.	16,600	77,007
Citigroup, Inc. (f)	24,542	1,191,759
Credicorp Ltd.	1,498	223,232
Cullen/Frost Bankers, Inc.	980	70,423
Discover Financial Services	2,789	119,843
Element Fleet Management Corp.	13,435	99,125
Encore Capital Group, Inc. (a)	1,852	48,115
First Hawaiian, Inc.	3,594	63,218
Grupo Financiero Banorte S.A. de C.V.	47,078	128,746
Hanmi Financial Corp.	3,393	40,953
HDFC Bank Ltd.	5,554	73,374
HDFC Bank Ltd., ADR	8,214	356,077
Julius Baer Group Ltd.	2,228	87,343
KBC Group N.V.	1,893	102,228
Lakeland Financial Corp.	2,066	87,454
M&T Bank Corp.	372	41,694
Macquarie Group Ltd.	751	49,081
Metropolitan Bank & Trust Co.	75,417	58,422
Moody's Corp.	822	200,486
Northern Trust Corp.	1,141	90,321
Prosperity Bancshares, Inc.	2,491	149,286
Sandy Spring Bancorp, Inc.	903	23,026
Signature Bank	1,532	164,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
SLM Corp.	16,182	$ 134,958
SVB Financial Group (a)	222	42,884
Synchrony Financial	15,797	312,623
Textainer Group Holdings Ltd. (a)	3,590	31,520
Truist Financial Corp.	3,313	123,641
U.S. Bancorp	9,176	334,924
UMB Financial Corp.	1,440	73,210
Umpqua Holdings Corp.	3,825	47,908
Visa, Inc., “A” (f)	6,319	1,129,332
Wintrust Financial Corp.	3,008	126,035
		$6,342,975
Pharmaceuticals – 4.0%
Bayer AG	7,262	$ 478,598
BridgeBio Pharma, Inc. (a)	985	30,072
Collegium Pharmaceutical, Inc. (a)	1,205	24,919
Elanco Animal Health, Inc. (a)	1,324	32,716
Eli Lilly & Co. (f)	6,566	1,015,366
GW Pharmaceuticals PLC, ADR (a)	375	37,553
Johnson & Johnson (f)	15,452	2,318,418
Kyowa Kirin Co. Ltd.	3,400	79,223
Merck & Co., Inc.	8,680	688,671
Mylan N.V. (a)	1,331	22,321
Novo Nordisk A.S., “B”	3,584	228,591
Orchard RX Ltd., ADR (a)	1,250	14,075
Principia Biopharma, Inc. (a)	454	28,230
Roche Holding AG	3,748	1,302,529
Santen Pharmaceutical Co. Ltd.	17,000	300,185
SpringWorks Therapeutics, Inc. (a)	1,088	32,923
Zoetis, Inc.	1,989	257,198
		$6,891,588
Pollution Control – 0.1%
Casella Waste Systems, Inc., “A” (a)	1,368	$ 63,448
Republic Services, Inc.	581	45,515
Stericycle, Inc. (a)	86	4,197
		$113,160
Precious Metals & Minerals – 0.2%
Agnico-Eagle Mines Ltd.	3,895	$ 227,580
Agnico-Eagle Mines Ltd.	1,753	102,866
		$330,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.2%
RELX PLC	2,404	$ 54,506
Wolters Kluwer N.V.	3,498	257,290
		$311,796
Railroad & Shipping – 0.5%
Canadian National Railway Co.	6,010	$ 498,049
Canadian Pacific Railway Ltd.	177	40,237
Kansas City Southern Co.	849	110,837
Sankyu, Inc.	1,800	69,432
StealthGas, Inc. (a)	4,301	11,742
Union Pacific Corp.	1,044	166,821
		$897,118
Real Estate – 2.1%
Annaly Mortgage Management, Inc., REIT	2,804	$ 17,525
Ascendas Real Estate Investment Trust, REIT	55,700	116,050
Big Yellow Group PLC, REIT	3,619	48,863
Brixmor Property Group, Inc., REIT	15,194	173,971
Concentradora Fibra Danhos S.A. de C.V., REIT	61,278	47,342
Corporate Office Properties Trust, REIT	3,020	79,788
Deutsche Wohnen SE	6,393	259,213
EPR Properties, REIT	697	20,506
Extra Space Storage, Inc., REIT	877	77,386
Grand City Properties S.A.	5,646	118,175
Hibernia PLC, REIT	58,926	76,197
Host Hotels & Resorts, Inc., REIT	1,568	19,302
Industrial Logistics Properties Trust, REIT	7,149	133,615
Invesco Mortgage Capital, Inc., REIT	3,340	10,154
LEG Immobilien AG	1,028	118,106
Lexington Realty Trust, REIT	4,703	49,146
Life Storage, Inc., REIT	1,934	169,399
Medical Properties Trust, Inc., REIT	19,382	332,208
Office Properties Income Trust, REIT	2,269	62,171
Public Storage, Inc., REIT	261	48,402
Spirit Realty Capital, Inc., REIT	14,984	460,908
STAG Industrial, Inc., REIT	4,496	118,020
STORE Capital Corp., REIT	19,267	386,689
Sun Communities, Inc., REIT	554	74,458
TAG Immobilien AG	24,180	528,628
Two Harbors Investment Corp., REIT	5,512	25,190
Urban Edge Properties, REIT	2,729	31,384
VICI Properties, Inc., REIT	3,150	54,873

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	947	$ 62,294
		$3,719,963
Restaurants – 0.6%
Chipotle Mexican Grill, Inc., “A” (a)	14	$ 12,300
Domino's Pizza, Inc.	260	94,102
Elior Group	3,540	23,412
Starbucks Corp. (f)	10,455	802,212
Wendy's Co.	2,225	44,188
Yum China Holdings, Inc.	1,349	65,372
		$1,041,586
Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	71	$ 16,016
Akzo Nobel N.V.	1,259	95,474
Axalta Coating Systems Ltd. (a)	7,124	140,628
Compass Minerals International, Inc.	1,103	54,223
Corteva, Inc.	2,020	52,904
Croda International PLC	3,045	187,233
DuPont de Nemours, Inc.	815	38,321
Ferro Corp. (a)	8,975	89,481
Ferroglobe PLC (a)	5,529	2,848
Kansai Paint Co. Ltd.	6,400	122,243
Linde PLC	4,882	901,465
Nitto Denko Corp.	1,300	65,029
RPM International, Inc.	526	34,932
Sika AG	3,132	518,187
Symrise AG	1,088	110,072
Tikkurila Oyj	6,395	83,675
Univar Solutions, Inc. (a)	7,840	113,837
		$2,626,568
Specialty Stores – 2.8%
Amazon.com, Inc. (a)(f)	1,024	$ 2,533,376
Best Buy Co., Inc.	1,349	103,509
BJ's Wholesale Club Holdings, Inc. (a)	2,370	62,355
Burlington Stores, Inc. (a)	628	114,729
Costco Wholesale Corp.	1,218	369,054
Dufry AG	938	30,543
Hudson Ltd., “A” (a)	3,265	15,998
Just Eat Takeaway.com (a)	686	69,882
O'Reilly Automotive, Inc. (a)	302	116,675
Ross Stores, Inc.	1,756	160,428
Ryohin Keikaku Co. Ltd.	4,100	48,921

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Target Corp. (f)	9,608	$ 1,054,382
Tractor Supply Co.	1,338	135,713
Urban Outfitters, Inc. (a)	4,263	73,920
Zumiez, Inc. (a)	2,021	42,724
		$4,932,209
Telecommunications - Wireless – 0.8%
Advanced Info Service Public Co. Ltd.	6,600	$ 40,389
American Tower Corp., REIT	3,133	745,654
KDDI Corp.	4,300	123,906
SBA Communications Corp., REIT	1,094	317,172
SoftBank Group Corp.	2,400	102,649
Tele2 AB, “B”	3,883	50,390
		$1,380,160
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	3,454	$ 45,800
Infrastrutture Wireless Italiane S.p.A. (n)	12,439	131,610
Verizon Communications, Inc.	4,325	248,471
		$425,881
Tobacco – 0.8%
Altria Group, Inc.	8,145	$ 319,691
British American Tobacco PLC	3,420	132,692
Japan Tobacco, Inc.	3,000	56,077
Philip Morris International, Inc. (f)	10,040	748,984
Swedish Match AB	2,711	168,290
		$1,425,734
Trucking – 0.2%
Cryoport, Inc. (a)	1,037	$ 19,537
Hamakyorex Co. Ltd.	2,400	65,726
Knight-Swift Transportation Holdings, Inc.	3,032	112,730
Schneider National, Inc.	6,700	146,797
		$344,790
Utilities - Electric Power – 2.5%
AES Corp.	24,480	$ 324,360
American Electric Power Co., Inc.	338	28,091
Black Hills Corp.	1,228	76,062
CenterPoint Energy, Inc.	2,181	37,142
CLP Holdings Ltd.	7,500	80,103
CMS Energy Corp.	1,854	105,845
Duke Energy Corp. (f)	6,296	533,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Edison International	553	$ 32,467
Eversource Energy	1,060	85,542
Exelon Corp.	11,137	412,960
FirstEnergy Corp.	6,635	273,827
Iberdrola S.A.	11,963	119,822
NextEra Energy, Inc.	153	35,361
NRG Energy, Inc.	15,848	531,383
Orsted A.S.	467	47,213
Pinnacle West Capital Corp.	1,096	84,381
Portland General Electric Co.	1,769	82,772
Public Service Enterprise Group, Inc.	1,628	82,556
Southern Co.	10,439	592,205
Vistra Energy Corp.	35,509	693,846
		$4,258,957
Total Common Stocks (Identified Cost, $117,178,089)		$ 129,022,042
Bonds – 19.1%
Aerospace – 0.7%
Boeing Co., 2.95%, 2/01/2030	$200,000	$ 170,675
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	83,000	87,264
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	160,000	164,031
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	238,000	249,400
Lockheed Martin Corp., 2.9%, 3/01/2025	333,000	356,597
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	175,000	138,250
		$1,166,217
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$369,000	$ 315,294
Automotive – 0.7%
Aptiv PLC, 5.4%, 3/15/2049	$150,000	$ 148,326
General Motors Co., 4.875%, 10/02/2023	400,000	394,274
Hyundai Capital America, 6.375%, 4/08/2030 (n)	371,000	400,257
Lear Corp., 3.8%, 9/15/2027	221,000	205,209
Lear Corp., 5.25%, 5/15/2049	175,000	157,601
		$1,305,667
Broadcasting – 0.4%
Discovery Communications, Inc., 4.875%, 4/01/2043	$250,000	$ 270,603
Prosus N.V., 3.68%, 1/21/2030 (n)	200,000	200,170
ViacomCBS, Inc., 4.375%, 3/15/2043	155,000	150,928
		$621,701

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp., 3.2%, 1/25/2028	$284,000	$ 301,978
Charles Schwab Corp., 5.375%, 4/30/2070	149,000	152,539
E*TRADE Financial Corp., 2.95%, 8/24/2022	173,000	176,630
E*TRADE Financial Corp., 3.8%, 8/24/2027	131,000	140,947
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	353,000	360,708
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	277,000	306,562
NASDAQ, Inc., 3.85%, 6/30/2026	200,000	218,929
NASDAQ, Inc., 3.25%, 4/28/2050	85,000	85,265
Raymond James Financial, 4.65%, 4/01/2030	167,000	187,999
		$1,931,557
Building – 0.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$200,000	$ 213,337
Masco Corp., 4.375%, 4/01/2026	302,000	314,475
		$527,812
Business Services – 0.3%
Fiserv, Inc., 4.4%, 7/01/2049	$75,000	$ 89,507
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	139,000	138,955
Verisk Analytics, Inc., 4.125%, 3/15/2029	323,000	352,401
		$580,863
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$335,000	$ 430,167
Comcast Corp., 2.35%, 1/15/2027	179,000	186,710
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	250,000	286,859
SES Global Americas Holdings GP, 5.3%, 3/25/2044 (n)	178,000	164,058
		$1,067,794
Chemicals – 0.2%
Cydsa S.A.B. de C.V., 6.25%, 10/04/2027 (n)	$200,000	$ 178,500
Sherwin-Williams Co., 3.8%, 8/15/2049	174,000	188,883
		$367,383
Computer Software – 0.4%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$238,000	$ 246,063
Microsoft Corp., 4.25%, 2/06/2047	300,000	402,002
		$648,065
Conglomerates – 0.2%
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	$211,000	$ 211,846
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	118,000	116,732
		$328,578

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$300,000	$ 317,525
Whirlpool Corp., 4.75%, 2/26/2029	228,000	244,538
		$562,063
Consumer Services – 0.4%
Booking Holdings, Inc., 3.6%, 6/01/2026	$296,000	$ 309,317
Mastercard, Inc., 3.85%, 3/26/2050	82,000	102,265
Visa, Inc., 2.75%, 9/15/2027	220,000	238,519
		$650,101
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$260,000	$ 260,172
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	$306,000	$ 309,962
Broadcom, Inc., 5%, 4/15/2030 (n)	175,000	196,838
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)	200,000	213,188
		$719,988
Emerging Market Sovereign – 0.1%
State of Qatar, 3.75%, 4/16/2030 (n)	$200,000	$ 218,352
Energy - Independent – 0.2%
Cimarex Energy Co., 3.9%, 5/15/2027	$178,000	$ 157,419
Hess Corp., 5.8%, 4/01/2047	150,000	130,097
		$287,516
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 3.41%, 2/11/2026	$340,000	$ 360,573
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	209,509
		$570,082
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$473,000	$ 309,531
Financial Institutions – 0.0%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$94,000	$ 80,553
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$300,000	$ 334,019
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	150,000	187,540
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	126,292
Constellation Brands, Inc., 3.5%, 5/09/2027	300,000	319,102
Constellation Brands, Inc., 3.15%, 8/01/2029	168,000	173,832
Constellation Brands, Inc., 4.1%, 2/15/2048	269,000	284,900

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
PepsiCo, Inc., 3.875%, 3/19/2060	$238,000	$ 297,712
		$1,723,397
Forest & Paper Products – 0.3%
Celulosa Arauco y Constitucion, 4.2%, 1/29/2030 (n)	$200,000	$ 190,000
Suzano Austria GmbH, 6%, 1/15/2029	250,000	250,550
		$440,550
Gaming & Lodging – 0.1%
Marriott International, Inc., 4.5%, 10/01/2034	$250,000	$ 228,741
Insurance – 0.3%
Aflac, Inc., 3.6%, 4/01/2030	$164,000	$ 184,474
American International Group, Inc., 4.5%, 7/16/2044	331,000	365,637
		$550,111
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$306,000	$ 385,249
Insurance - Property & Casualty – 1.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$588,000	$ 622,651
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)	270,000	266,697
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	145,000	153,748
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	748,708
Progressive Corp., 4.125%, 4/15/2047	157,000	199,419
Willis North America, Inc., 3.875%, 9/15/2049	200,000	217,904
		$2,209,127
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$332,000	$ 330,830
Major Banks – 2.4%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$700,000	$ 747,010
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	355,000	381,012
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	59,000	59,735
JPMorgan Chase & Co., 3.25%, 9/23/2022	650,000	680,194
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	500,000	546,432
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	500,000	536,790
Morgan Stanley, 3.125%, 7/27/2026	364,000	386,183
PNC Bank N.A., 2.7%, 10/22/2029	375,000	388,190

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	$201,000	$ 205,689
Wells Fargo & Co., 3.75%, 1/24/2024	210,000	224,136
		$4,155,371
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$ 208,726
HCA, Inc., 5.125%, 6/15/2039	176,000	205,268
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	224,234
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	435,385
		$1,073,613
Medical Equipment – 0.2%
Boston Scientific Corp., 3.75%, 3/01/2026	$84,000	$ 91,553
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	250,000	259,926
		$351,479
Metals & Mining – 0.2%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$331,000	$ 334,862
Midstream – 0.7%
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	$112,000	$ 102,474
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	188,000	188,940
Energy Transfer Partners LP, 5.15%, 3/15/2045	150,000	133,208
MPLX LP, 4.5%, 4/15/2038	182,000	162,499
Plains All American Pipeline, 3.55%, 12/15/2029	175,000	149,159
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	150,000	116,416
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	328,810
		$1,181,506
Municipals – 0.2%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	$160,000	$ 164,587
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 4.081%, 6/15/2039	180,000	173,239
		$337,826
Natural Gas - Distribution – 0.2%
NiSource, Inc., 2.95%, 9/01/2029	$228,000	$ 239,230
NiSource, Inc., 5.65%, 2/01/2045	85,000	118,119
		$357,349
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$ 519,794

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045	$165,000	$ 133,943
Pollution Control – 0.2%
Republic Services, Inc., 3.95%, 5/15/2028	$243,000	$ 277,186
Real Estate - Apartment – 0.0%
Camden Property Trust, 2.8%, 5/15/2030	$44,000	$ 45,636
Real Estate - Retail – 0.1%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$150,000	$ 128,434
Retailers – 0.2%
Home Depot, Inc., 3.9%, 6/15/2047	$245,000	$ 289,143
Macy's Retail Holdings, Inc., 4.3%, 2/15/2043	100,000	58,000
		$347,143
Telecommunications - Wireless – 1.3%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$ 343,460
American Tower Corp., REIT, 5%, 2/15/2024	200,000	223,773
American Tower Corp., REIT, 4%, 6/01/2025	264,000	290,722
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	692,814
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	400,694
Rogers Communications, Inc., 3.7%, 11/15/2049	88,000	94,543
T-Mobile USA, Inc., 3.5%, 4/15/2025 (n)	240,000	253,781
		$2,299,787
Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd., 3.375%, 7/24/2024 (n)	$200,000	$ 179,095
U.S. Treasury Obligations – 0.1%
U.S. Treasury Bonds, 3%, 2/15/2048 (f)	$125,000	$ 175,479
Utilities - Electric Power – 1.7%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$ 202,184
American Electric Power, 2.3%, 3/01/2030	105,000	103,609
Duke Energy Indiana LLC, 2.75%, 4/01/2050	76,000	77,474
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	250,000	288,512
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)	400,000	387,604
Exelon Corp., 3.497%, 6/01/2022	346,000	356,507
Georgia Power Co., 3.7%, 1/30/2050	121,000	136,903
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	182,000	199,275
MidAmerican Energy Co., 3.95%, 8/01/2047	200,000	250,453
PPL Capital Funding, Inc., 5%, 3/15/2044	385,000	457,218
Virginia Electric & Power Co., 2.875%, 7/15/2029	444,000	477,962
		$2,937,701
Total Bonds (Identified Cost, $32,000,511)		$ 33,223,498

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.2%
Consumer Products – 0.1%
Henkel AG & Co. KGaA	1,530	$ 135,876
Specialty Chemicals – 0.1%
Fuchs Petrolub SE	3,336	$ 129,633
Total Preferred Stocks (Identified Cost, $307,873)		$ 265,509
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 0.41% (v) (Identified Cost, $2,972,490)	2,972,193	$ 2,972,490
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 0.25% (j) (Identified Cost, $147,580)	147,580	$ 147,580
Securities Sold Short – (0.0)%
Medical & Health Technology & Services – (0.0)%
Healthcare Services Group, Inc.	(256)	$ (6,526)
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT	(73)	$ (11,638)
Total Securities Sold Short (Proceeds Received, $14,247)		$ (18,164)
Other Assets, Less Liabilities – 4.6%		8,041,959
Net Assets – 100.0%		$173,654,914

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,972,490 and $162,658,629, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,376,213, representing 3.7% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THO	Thai Offshore Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 4/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,267,838	USD	1,382,000	JPMorgan Chase Bank N.A.	5/18/2020	$95,901
CHF	1,497,743	USD	1,535,000	JPMorgan Chase Bank N.A.	5/18/2020	17,249
EUR	1,318,154	USD	1,425,000	JPMorgan Chase Bank N.A.	5/11/2020	19,671
GBP	1,345,567	USD	1,657,000	JPMorgan Chase Bank N.A.	5/18/2020	37,822
HKD	1,120,782	USD	144,266	Goldman Sachs International	5/18/2020	278
JPY	310,284,590	USD	2,849,000	JPMorgan Chase Bank N.A.	5/11/2020	42,597
NOK	3,695,378	USD	355,000	Goldman Sachs International	5/11/2020	5,712
USD	7,332,087	AUD	10,963,606	JPMorgan Chase Bank N.A.	5/11/2020	187,543
USD	208,963	BRL	909,113	Goldman Sachs International	5/18/2020	41,978
USD	112,714	CAD	156,696	JPMorgan Chase Bank N.A.	5/11/2020	142
USD	633,387	DKK	4,297,065	JPMorgan Chase Bank N.A.	5/11/2020	2,259

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	1,979,442	EUR	1,798,564	Goldman Sachs International	5/11/2020	$8,252
USD	17,690,983	EUR	16,076,808	JPMorgan Chase Bank N.A.	5/11/2020	71,124
USD	128,776	ILS	439,381	JPMorgan Chase Bank N.A.	5/11/2020	2,719
USD	419,356	INR	30,399,524	JPMorgan Chase Bank N.A.	5/11/2020	14,838
USD	551,021	KRW	656,982,480	JPMorgan Chase Bank N.A.	5/11/2020	11,826
USD	117,934	MXN	2,241,897	Goldman Sachs International	5/11/2020	25,026
USD	1,886,756	NOK	18,971,748	Goldman Sachs International	5/11/2020	34,894
USD	6,472,873	NZD	10,098,937	Goldman Sachs International	5/11/2020	278,084
USD	115,765	RUB	7,501,212	Goldman Sachs International	5/12/2020	14,822
USD	454,419	SGD	631,442	JPMorgan Chase Bank N.A.	5/11/2020	6,629
USD	102,111	THO	3,204,240	JPMorgan Chase Bank N.A.	5/11/2020	3,413
USD	233,074	ZAR	3,558,490	Goldman Sachs International	5/11/2020	41,258
						$964,037
Liability Derivatives
CAD	8,465,955	USD	6,363,781	JPMorgan Chase Bank N.A.	5/11/2020	$(281,743)
CHF	5,036,766	USD	5,307,211	JPMorgan Chase Bank N.A.	5/11/2020	(88,197)
GBP	616,778	USD	797,363	JPMorgan Chase Bank N.A.	5/11/2020	(20,519)
INR	5,980,440	USD	82,791	JPMorgan Chase Bank N.A.	5/11/2020	(3,211)
KRW	135,486,000	USD	113,617	Goldman Sachs International	5/11/2020	(2,422)
NOK	87,339,077	USD	9,402,007	Goldman Sachs International	5/11/2020	(876,705)
SEK	63,691,679	USD	6,605,191	Goldman Sachs International	5/11/2020	(76,138)
USD	7,147,000	CAD	10,086,933	JPMorgan Chase Bank N.A.	5/11/2020	(99,568)
USD	11,772,532	CHF	11,438,097	JPMorgan Chase Bank N.A.	5/11/2020	(79,437)
USD	1,645,799	HKD	12,790,998	Goldman Sachs International	5/11/2020	(3,981)
USD	192,565	HKD	1,496,573	JPMorgan Chase Bank N.A.	5/11/2020	(463)
USD	13,431,787	JPY	1,470,398,964	JPMorgan Chase Bank N.A.	5/11/2020	(271,123)
USD	1,876,000	NZD	3,160,404	Goldman Sachs International	5/11/2020	(62,623)
USD	185,000	SEK	1,872,294	Goldman Sachs International	5/11/2020	(6,929)
USD	101,171	TWD	3,014,200	Barclays Bank PLC	5/18/2020	(216)
USD	366,743	TWD	11,006,325	JPMorgan Chase Bank N.A.	5/11/2020	(3,420)
						$(1,876,695)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	23	$1,145,673	May – 2020	$10,525
FTSE MIB Index	Long	EUR	62	5,965,709	June – 2020	455,012
Hang Seng Index	Long	HKD	37	5,756,736	May – 2020	67,880
IBOV Index	Long	BRL	343	5,079,180	June – 2020	238,300
MSCI Singapore Index	Long	SGD	137	2,869,220	May – 2020	44,789

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Equity Futures - continued
OMX 30 Index	Long	SEK	196	$3,170,331	May – 2020	$111,732
						$928,238
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	39	$4,185,646	June – 2020	$56,042
						$984,280
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	60	$6,726,327	May – 2020	$(101,510)
BIST 30 Index	Long	TRY	2,771	4,664,633	June – 2020	(69,631)
DAX Index	Short	EUR	10	2,972,767	June – 2020	(443,559)
FTSE 100 Index	Short	GBP	5	370,608	June – 2020	(11,705)
FTSE/JSE Top 40 Index	Short	ZAR	179	4,508,728	June – 2020	(826,682)
Hang Seng China Enterprises Index	Short	HKD	18	1,137,324	May – 2020	(8,663)
KOSPI 200 Index	Short	KRW	71	3,730,676	June – 2020	(165,560)
Mexbol Index	Long	MXN	305	4,628,721	June – 2020	(4,104)
MSCI Taiwan Index	Short	USD	12	492,030	May – 2020	(11,364)
NIFTY Index	Short	USD	239	4,677,230	May – 2020	(174,654)
Russell 2000 Index	Short	USD	298	19,469,830	June – 2020	(1,757,502)
S&P 500 E-Mini Index	Short	USD	299	43,390,880	June – 2020	(3,282,981)
S&P MidCap 400 Index	Short	USD	85	13,951,050	June – 2020	(894,725)
S&P/ASX 200 Index	Short	AUD	47	4,168,531	June – 2020	(248,251)
S&P/TSX 60 Index	Short	CAD	2	255,239	June – 2020	(17,464)
Topix Index	Short	JPY	60	8,096,529	June – 2020	(287,593)
						$(8,305,948)
Interest Rate Futures
Australian Note 10 yr	Long	AUD	112	$10,863,688	June – 2020	$(75,202)
Euro-Bund 10 yr	Short	EUR	58	11,086,648	June – 2020	(163,320)
Long Gilt 10 yr	Short	GBP	72	12,487,187	June – 2020	(319,912)
U.S. Treasury Note 10 yr	Short	USD	80	11,125,000	June – 2020	(47,839)
						$(606,273)
						$(8,912,221)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/06/21	USD	48,614,123	centrally cleared	1.634%/ Semi-annually	1.737% FLR (3-Month LIBOR)/Quarterly	$1,149,230	$—	$1,149,230
11/07/21	USD	5,085,000	centrally cleared	1.661%/ Semi-annually	1.742% FLR (3-Month LIBOR)/Quarterly	122,877	—	122,877
11/06/24	USD	20,200,000	centrally cleared	1.582%/ Semi-annually	1.737% FLR (3-Month LIBOR)/Quarterly	1,170,016	—	1,170,016
						$2,442,123	$—	$2,442,123
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	10,300,000	centrally cleared	1.737% FLR (3-Month LIBOR)/Quarterly	1.702%/ Semi-annually	$(1,095,526)	$—	$(1,095,526)
11/06/49	USD	3,997,917	centrally cleared	1.737% FLR (3-Month LIBOR)/Quarterly	1.893%/ Semi-annually	(1,192,291)	—	(1,192,291)
						$(2,287,817)	$—	$(2,287,817)
Credit Default Swaps
6/20/25	USD	3,800,000	centrally cleared	5.00%/Quarterly	(1)	$(177,224)	$(136,919)	$(314,143)
6/20/25	USD	1,800,000	centrally cleared	5.00%/Quarterly	(1)	(83,949)	(64,856)	(148,805)
						$(261,173)	$(201,775)	$(462,948)
						$(2,548,990)	$(201,775)	$(2,750,765)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North American High-Yield Index, 5.00%, 6/20/25, a B+ rated credit default index. The fund entered into the contract to gain issuer exposure

Portfolio of Investments (unaudited) – continued
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
At April 30, 2020, the fund had cash collateral of $4,313,466 and other liquid securities with an aggregate value of $31,691,858 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/20 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $141,214 of securities on loan (identified cost, $149,634,053)	$162,658,629
Investments in affiliated issuers, at value (identified cost, $2,972,490)	2,972,490
Cash	2,624,437
Foreign currency, at value (identified cost, $339)	340
Restricted cash for
Forward foreign currency exchange contracts	980,000
Deposits with brokers for
Futures contracts	3,327,763
Securities sold short	5,703
Receivables for
Forward foreign currency exchange contracts	964,037
Net daily variation margin on open futures contracts	1,610,613
Investments sold	628,568
Fund shares sold	241,238
Interest and dividends	708,165
Receivable from investment adviser	16,365
Other assets	646
Total assets	$176,738,994
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$185,698
Securities sold short, at value (proceeds received, $14,247)	18,164
Forward foreign currency exchange contracts	1,876,695
Net daily variation margin on open futures contracts	121,726
Investments purchased	225,543
Fund shares reacquired	310,367
Collateral for securities loaned, at value	147,580
Payable to affiliates
Administrative services fee	193
Shareholder servicing costs	81,632
Distribution and service fees	1,278
Payable for independent Trustees' compensation	354
Deferred country tax expense payable	1,125
Accrued expenses and other liabilities	113,725
Total liabilities	$3,084,080
Net assets	$173,654,914

Statement of Assets and Liabilities – continued
Net assets consist of
Paid-in capital	$202,211,311
Total distributable earnings (loss)	(28,556,397)
Net assets	$173,654,914
Shares of beneficial interest outstanding	16,428,678

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$30,626,666	2,908,041	$10.53
Class B	4,449,805	431,181	10.32
Class C	10,084,521	973,682	10.36
Class I	103,082,276	9,725,690	10.60
Class R1	200,788	19,685	10.20
Class R2	753,324	72,345	10.41
Class R3	2,492,774	236,445	10.54
Class R4	5,221	494	10.58
Class R6	21,959,539	2,061,115	10.65

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.17 [100 / 94.25 x $10.53]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/20 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$1,263,940
Interest	638,169
Dividends from affiliated issuers	88,160
Other	7,610
Income on securities loaned	3,984
Foreign taxes withheld	(50,240)
Total investment income	$1,951,623
Expenses
Management fee	$735,603
Distribution and service fees	118,101
Shareholder servicing costs	87,559
Administrative services fee	17,493
Independent Trustees' compensation	2,297
Custodian fee	51,371
Shareholder communications	13,823
Audit and tax fees	49,575
Legal fees	864
Dividend and interest expense on securities sold short	330
Interest expense and fees	1,234
Registration fees	65,908
Miscellaneous	41,332
Total expenses	$1,185,490
Fees paid indirectly	(2,428)
Reduction of expenses by investment adviser and distributor	(108,562)
Net expenses	$1,074,500
Net investment income (loss)	$877,123

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $522 country tax)	$(4,066,561)
Affiliated issuers	2,778
Futures contracts	13,435,680
Swap agreements	(750,921)
Forward foreign currency exchange contracts	896,778
Foreign currency	(222,958)
Net realized gain (loss)	$9,294,796
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $3,049 decrease in deferred country tax)	$(4,360,984)
Affiliated issuers	(1,017)
Futures contracts	(8,067,935)
Swap agreements	368,774
Securities sold short	(1,796)
Forward foreign currency exchange contracts	(1,189,137)
Translation of assets and liabilities in foreign currencies	(308,690)
Net unrealized gain (loss)	$(13,560,785)
Net realized and unrealized gain (loss)	$(4,265,989)
Change in net assets from operations	$(3,388,866)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19
Change in net assets
From operations
Net investment income (loss)	$877,123	$1,992,452
Net realized gain (loss)	9,294,796	7,048,982
Net unrealized gain (loss)	(13,560,785)	4,487,095
Change in net assets from operations	$(3,388,866)	$13,528,529
Total distributions to shareholders	$(1,880,261)	$(1,715,112)
Change in net assets from fund share transactions	$(4,122,725)	$(28,763,317)
Total change in net assets	$(9,391,852)	$(16,949,900)
Net assets
At beginning of period	183,046,766	199,996,666
At end of period	$173,654,914	$183,046,766
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$10.80	$10.07	$10.26	$10.00	$10.38	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.10	$0.06	$0.04	$0.06	$0.05
Net realized and unrealized gain (loss)	(0.21)	0.71	(0.07)	0.46	(0.35)	(0.23)
Total from investment operations	$(0.17)	$0.81	$(0.01)	$0.50	$(0.29)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.08)	$(0.18)	$(0.24)	$(0.09)	$(0.09)
Net asset value, end of period (x)	$10.53	$10.80	$10.07	$10.26	$10.00	$10.38
Total return (%) (r)(s)(t)(x)	(1.62)(n)	8.11	(0.06)	5.18	(2.77)	(1.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42(a)	1.46	1.46	1.63	1.47	1.40
Expenses after expense reductions (f)	1.30(a)	1.33	1.37	1.51	1.46	1.39
Net investment income (loss)	0.82(a)	1.01	0.64	0.39	0.57	0.49
Portfolio turnover	31(n)	58	37	37	51	49
Net assets at end of period (000 omitted)	$30,627	$33,287	$35,972	$50,452	$125,642	$181,537
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30(a)	1.29	1.34	1.40	1.39	1.39
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$10.54	$9.82	$10.01	$9.76	$10.14	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.03	$(0.01)	$(0.03)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss)	(0.21)	0.69	(0.07)	0.44	(0.33)	(0.22)
Total from investment operations	$(0.21)	$0.72	$(0.08)	$0.41	$(0.35)	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.00)(w)	$(0.11)	$(0.16)	$(0.03)	$(0.02)
Net asset value, end of period (x)	$10.32	$10.54	$9.82	$10.01	$9.76	$10.14
Total return (%) (r)(s)(t)(x)	(1.98)(n)	7.33	(0.81)	4.35	(3.50)	(2.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17(a)	2.21	2.21	2.37	2.22	2.15
Expenses after expense reductions (f)	2.05(a)	2.08	2.12	2.25	2.21	2.14
Net investment income (loss)	0.08(a)	0.26	(0.09)	(0.29)	(0.18)	(0.24)
Portfolio turnover	31(n)	58	37	37	51	49
Net assets at end of period (000 omitted)	$4,450	$4,542	$5,061	$6,354	$8,714	$9,654
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.04	2.09	2.15	2.14	2.14
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$10.57	$9.85	$10.00	$9.74	$10.13	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.03	$(0.01)	$(0.03)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss)	(0.21)	0.69	(0.06)	0.44	(0.34)	(0.22)
Total from investment operations	$(0.21)	$0.72	$(0.07)	$0.41	$(0.36)	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$—	$(0.08)	$(0.15)	$(0.03)	$(0.02)
Net asset value, end of period (x)	$10.36	$10.57	$9.85	$10.00	$9.74	$10.13
Total return (%) (r)(s)(t)(x)	(1.97)(n)	7.31	(0.72)	4.35	(3.53)	(2.37)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17(a)	2.22	2.22	2.38	2.22	2.15
Expenses after expense reductions (f)	2.05(a)	2.08	2.13	2.26	2.21	2.14
Net investment income (loss)	0.09(a)	0.26	(0.10)	(0.30)	(0.18)	(0.26)
Portfolio turnover	31(n)	58	37	37	51	49
Net assets at end of period (000 omitted)	$10,085	$10,083	$13,845	$24,540	$43,754	$55,745
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.04	2.10	2.15	2.14	2.14
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$10.89	$10.15	$10.35	$10.10	$10.48	$10.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.09	$0.07	$0.08	$0.07
Net realized and unrealized gain (loss)	(0.22)	0.72	(0.07)	0.46	(0.34)	(0.22)
Total from investment operations	$(0.16)	$0.85	$0.02	$0.53	$(0.26)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.11)	$(0.22)	$(0.28)	$(0.12)	$(0.12)
Net asset value, end of period (x)	$10.60	$10.89	$10.15	$10.35	$10.10	$10.48
Total return (%) (r)(s)(t)(x)	(1.55)(n)	8.49	0.19	5.42	(2.52)	(1.44)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17(a)	1.21	1.21	1.38	1.22	1.15
Expenses after expense reductions (f)	1.05(a)	1.08	1.12	1.26	1.21	1.15
Net investment income (loss)	1.06(a)	1.25	0.90	0.71	0.82	0.69
Portfolio turnover	31(n)	58	37	37	51	49
Net assets at end of period (000 omitted)	$103,082	$127,572	$137,065	$211,360	$371,340	$538,464
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05(a)	1.04	1.10	1.15	1.14	1.15
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$10.43	$9.72	$9.93	$9.72	$10.10	$10.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.03	$(0.01)	$(0.03)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss)	(0.20)	0.68	(0.07)	0.44	(0.33)	(0.22)
Total from investment operations	$(0.20)	$0.71	$(0.08)	$0.41	$(0.35)	$(0.25)
Less distributions declared to shareholders
From net investment income	$(0.03)	$—	$(0.13)	$(0.20)	$(0.03)	$(0.02)
Net asset value, end of period (x)	$10.20	$10.43	$9.72	$9.93	$9.72	$10.10
Total return (%) (r)(s)(t)(x)	(1.97)(n)	7.30	(0.83)	4.38	(3.52)	(2.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17(a)	2.21	2.22	2.37	2.23	2.15
Expenses after expense reductions (f)	2.05(a)	2.08	2.13	2.24	2.22	2.14
Net investment income (loss)	0.08(a)	0.26	(0.08)	(0.26)	(0.21)	(0.29)
Portfolio turnover	31(n)	58	37	37	51	49
Net assets at end of period (000 omitted)	$201	$210	$195	$363	$328	$239
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	2.05(a)	2.04	2.10	2.15	2.15	2.14
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$10.67	$9.91	$10.11	$9.89	$10.26	$10.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.04	$0.02	$0.03	$0.03
Net realized and unrealized gain (loss)	(0.22)	0.69	(0.06)	0.44	(0.34)	(0.23)
Total from investment operations	$(0.19)	$0.77	$(0.02)	$0.46	$(0.31)	$(0.20)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.01)	$(0.18)	$(0.24)	$(0.06)	$(0.07)
Net asset value, end of period (x)	$10.41	$10.67	$9.91	$10.11	$9.89	$10.26
Total return (%) (r)(s)(t)(x)	(1.82)(n)	7.82	(0.22)	4.81	(2.99)	(1.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.71	1.71	1.86	1.72	1.65
Expenses after expense reductions (f)	1.55(a)	1.58	1.61	1.74	1.72	1.64
Net investment income (loss)	0.56(a)	0.75	0.42	0.23	0.31	0.26
Portfolio turnover	31(n)	58	37	37	51	49
Net assets at end of period (000 omitted)	$753	$791	$1,434	$1,560	$1,300	$1,139
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.55(a)	1.54	1.59	1.65	1.65	1.64
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$10.81	$10.09	$10.29	$10.06	$10.39	$10.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.10	$0.07	$0.05	$0.05	$0.05
Net realized and unrealized gain (loss)	(0.22)	0.71	(0.07)	0.45	(0.34)	(0.23)
Total from investment operations	$(0.17)	$0.81	$0.00(w)	$0.50	$(0.29)	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.09)	$(0.20)	$(0.27)	$(0.04)	$(0.08)
Net asset value, end of period (x)	$10.54	$10.81	$10.09	$10.29	$10.06	$10.39
Total return (%) (r)(s)(t)(x)	(1.60)(n)	8.09	0.00(w)	5.17	(2.83)	(1.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42(a)	1.46	1.46	1.61	1.49	1.40
Expenses after expense reductions (f)	1.30(a)	1.33	1.37	1.49	1.47	1.39
Net investment income (loss)	0.85(a)	1.00	0.65	0.49	0.47	0.43
Portfolio turnover	31(n)	58	37	37	51	49
Net assets at end of period (000 omitted)	$2,493	$1,101	$997	$1,009	$932	$707
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.30(a)	1.29	1.34	1.40	1.40	1.39
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$10.91	$10.18	$10.37	$10.13	$10.44	$10.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.13	$0.09	$0.07	$0.09	$0.09
Net realized and unrealized gain (loss)	(0.27)(g)	0.71	(0.07)	0.46	(0.35)	(0.30)(g)
Total from investment operations	$(0.21)	$0.84	$0.02	$0.53	$(0.26)	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.11)	$(0.21)	$(0.29)	$(0.05)	$(0.11)
Net asset value, end of period (x)	$10.58	$10.91	$10.18	$10.37	$10.13	$10.44
Total return (%) (r)(s)(t)(x)	(1.94)(n)	8.36	0.24	5.40	(2.50)	(1.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.22	1.22	1.39	1.22	1.14
Expenses after expense reductions (f)	1.05(a)	1.08	1.13	1.26	1.21	1.13
Net investment income (loss)	1.05(a)	1.27	0.91	0.71	0.85	0.81
Portfolio turnover	31(n)	58	37	37	51	49
Net assets at end of period (000 omitted)	$5	$51	$90	$128	$192	$161
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.05(a)	1.04	1.10	1.15	1.14	1.13
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/20 (unaudited)	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15
Net asset value, beginning of period	$10.94	$10.20	$10.41	$10.16	$10.54	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.14	$0.10	$0.09	$0.09	$0.06
Net realized and unrealized gain (loss)	(0.23)	0.72	(0.08)	0.45	(0.35)	(0.21)
Total from investment operations	$(0.16)	$0.86	$0.02	$0.54	$(0.26)	$(0.15)
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.12)	$(0.23)	$(0.29)	$(0.12)	$(0.12)
Net asset value, end of period (x)	$10.65	$10.94	$10.20	$10.41	$10.16	$10.54
Total return (%) (r)(s)(t)(x)	(1.47)(n)	8.51	0.24	5.57	(2.45)	(1.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.14	1.16	1.24	1.12	1.08
Expenses after expense reductions (f)	0.96(a)	1.01	1.07	1.12	1.11	1.07
Net investment income (loss)	1.31(a)	1.32	0.97	0.84	0.92	0.61
Portfolio turnover	31(n)	58	37	37	51	49
Net assets at end of period (000 omitted)	$21,960	$5,410	$5,337	$6,533	$5,743	$4,099
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.96(a)	0.97	1.04	1.03	1.04	1.07

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities purchased at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The fund adopted ASU 2017-08 as of the beginning of the reporting period on a modified retrospective basis. The adoption resulted in a change in accounting principle, since the fund had historically amortized such premiums to maturity for U.S. GAAP. Adoption had no impact on the fund's cost of investments, net assets or any prior period information presented in the financial

Notes to Financial Statements (unaudited) - continued
statements. With respect to the fund's results of operations, amortization of premium to first call date under ASU 2017-08 accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.
 Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with

Notes to Financial Statements (unaudited) - continued
such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2020 in valuing the fund's assets or liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$89,472,637	$—	$—	$89,472,637
Japan	45,660	6,300,220	—	6,345,880
France	5,859,789	—	—	5,859,789
United Kingdom	5,781,056	—	—	5,781,056
Switzerland	5,773,367	—	—	5,773,367
Germany	3,534,414	—	—	3,534,414
Canada	2,210,711	—	—	2,210,711
Taiwan	1,213,938	86,968	—	1,300,906
Hong Kong	80,103	1,110,453	—	1,190,556
Other Countries	5,678,940	2,139,295	—	7,818,235
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	175,479	—	175,479
Non - U.S. Sovereign Debt	—	218,352	—	218,352
Municipal Bonds	—	337,826	—	337,826
U.S. Corporate Bonds	—	27,499,045	—	27,499,045
Foreign Bonds	—	4,992,796	—	4,992,796
Mutual Funds	3,120,070	—	—	3,120,070
Total	$122,770,685	$42,860,434	$—	$165,631,119
Securities Sold Short	$(18,164)	$—	$—	$(18,164)
Other Financial Instruments
Futures Contracts – Assets	$871,611	$112,669	$—	$984,280
Futures Contracts – Liabilities	(8,121,159)	(791,062)	—	(8,912,221)
Forward Foreign Currency Exchange Contracts – Assets	—	964,037	—	964,037
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,876,695)	—	(1,876,695)
Swap Agreements – Assets	—	2,442,123	—	2,442,123
Swap Agreements – Liabilities	—	(2,750,765)	—	(2,750,765)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2020 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$56,042	$(606,273)
Interest Rate	Interest Rate Swaps	2,442,123	(2,287,817)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	964,037	(1,876,695)
Equity	Equity Futures	928,238	(8,305,948)
Credit	Credit Default Swaps	—	(462,948)
Total		$4,390,440	$(13,539,681)
(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund's Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund's Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$ 76,382	$(698,756)	$ —
Foreign Exchange	—	—	896,778
Equity	13,359,298	—	—
Credit	—	(52,165)	—
Total	$13,435,680	$(750,921)	$896,778
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2020 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(1,048,192)	$ 629,947	$ —
Foreign Exchange	—	—	(1,189,137)
Equity	(7,019,743)	—	—
Credit	—	(261,173)	—
Total	$(8,067,935)	$ 368,774	$(1,189,137)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded

Notes to Financial Statements (unaudited) - continued
under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2020:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$1,610,613	$(121,726)
Cleared Swaps Agreements (a)	—	(185,698)
Forward Foreign Currency Exchange Contracts	964,037	(1,876,695)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$2,574,650	$(2,184,119)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,610,613	(307,424)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$ 964,037	$(1,876,695)
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swaps agreements. This amount, which is recognized within the fund's Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund's Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2020:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$450,304	$(450,304)	$—	$—	$—
JPMorgan Chase Bank N.A.	513,733	(513,733)	—	—	—
Total	$964,037	$(964,037)	$—	$—	$—
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2020:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(216)	$—	$—	$—	$(216)
Goldman Sachs International	(1,028,798)	450,304	—	578,494	—
JPMorgan Chase Bank N.A.	(847,681)	513,733	—	270,000	(63,948)
Total	$(1,876,695)	$964,037	$—	$848,494	$(64,164)
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations

Notes to Financial Statements (unaudited) - continued
in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Notes to Financial Statements (unaudited) - continued
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by

Notes to Financial Statements (unaudited) - continued
the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of April 30, 2020 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of April 30, 2020, the swap agreement's credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $5,600,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2020, this expense amounted to $330. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least

Notes to Financial Statements (unaudited) - continued
equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $141,214. The fair value of the fund's investment securities on loan and a related liability of $147,580 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2020, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferral and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/19
Ordinary income (including any short-term capital gains)	$1,715,112

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/20
Cost of investments	$153,094,791
Gross appreciation	22,854,094
Gross depreciation	(10,317,766)
Net unrealized appreciation (depreciation)	$ 12,536,328
As of 10/31/19
Undistributed ordinary income	1,879,113
Capital loss carryforwards	(41,335,508)
Other temporary differences	92,103
Net unrealized appreciation (depreciation)	16,077,022
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2019, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(41,335,508)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/20	Year ended 10/31/19
Class A	$299,314	$248,713
Class B	5,194	71
Class C	1,807	—
Class I	1,482,420	1,397,371
Class R1	517	—
Class R2	5,116	1,179
Class R3	10,258	8,830
Class R4	600	915
Class R6	75,035	58,033
Total	$1,880,261	$1,715,112

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended April 30, 2020, this management fee reduction amounted to $9,602, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity) such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2021. For the six months ended April 30, 2020, this reduction amounted to $98,802, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,108 for the six months ended April 30, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 40,436
Class B	0.75%	0.25%	1.00%	1.00%	22,318
Class C	0.75%	0.25%	1.00%	1.00%	49,795
Class R1	0.75%	0.25%	1.00%	1.00%	1,035
Class R2	0.25%	0.25%	0.50%	0.50%	1,986
Class R3	—	0.25%	0.25%	0.25%	2,531
Total Distribution and Service Fees					$118,101
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2020 based on each class's average daily net assets.MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2020, this rebate amounted to $154 and $4 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2020, were as follows:
Amount
Class A	$—
Class B	2,300
Class C	162
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2020, the fee was $5,515, which equated to 0.0060% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $82,044.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

Notes to Financial Statements (unaudited) - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2020 was equivalent to an annual effective rate of 0.0190% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2020, MFS held 100% of the outstanding shares of Class R4.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $9,473 and $39,861, respectively. The sales transactions resulted in net realized gains (losses) of $(426).
(4) Portfolio Securities
For the six months ended April 30, 2020, purchases and sales of investments, other than short sales and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$307,796
Non-U.S. Government securities	52,339,614	52,033,764

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/20		Year ended 10/31/19
	Shares	Amount	Shares	Amount
Shares sold
Class A	235,570	$2,541,256	679,833	$6,993,071
Class B	39,633	388,749	18,232	182,559
Class C	165,309	1,687,377	76,648	787,519
Class I	1,948,455	21,098,053	4,625,793	48,764,497
Class R1	36	380	45	451
Class R2	7,299	77,598	1,914	19,638
Class R3	154,137	1,695,918	19,725	204,916
Class R4	649	6,728	921	9,655
Class R6	2,011,200	22,463,355	136,450	1,429,579
	4,562,288	$49,959,414	5,559,561	$58,391,885
Shares issued to shareholders in reinvestment of distributions
Class A	23,804	$260,420	22,165	$217,875
Class B	395	4,247	6	59
Class C	158	1,702	—	—
Class I	112,270	1,234,975	127,664	1,262,597
Class R1	49	517	—	—
Class R2	472	5,116	121	1,179
Class R3	938	10,258	898	8,830
Class R4	54	600	92	915
Class R6	5,024	55,511	4,608	45,760
	143,164	$1,573,346	155,554	$1,537,215
Shares reacquired
Class A	(432,681)	$(4,671,235)	(1,193,031)	$(12,186,072)
Class B	(39,713)	(418,002)	(102,731)	(1,043,778)
Class C	(145,838)	(1,516,360)	(528,704)	(5,342,195)
Class I	(4,054,395)	(43,967,217)	(6,534,980)	(67,429,751)
Class R1	(508)	(5,434)	(14)	(137)
Class R2	(9,626)	(100,889)	(72,566)	(720,997)
Class R3	(20,474)	(217,209)	(17,611)	(178,775)
Class R4	(4,876)	(53,637)	(5,223)	(54,603)
Class R6	(449,833)	(4,705,502)	(169,672)	(1,736,109)
	(5,157,944)	$(55,655,485)	(8,624,532)	$(88,692,417)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/20		Year ended 10/31/19
	Shares	Amount	Shares	Amount
Net change
Class A	(173,307)	$(1,869,559)	(491,033)	$(4,975,126)
Class B	315	(25,006)	(84,493)	(861,160)
Class C	19,629	172,719	(452,056)	(4,554,676)
Class I	(1,993,670)	(21,634,189)	(1,781,523)	(17,402,657)
Class R1	(423)	(4,537)	31	314
Class R2	(1,855)	(18,175)	(70,531)	(700,180)
Class R3	134,601	1,488,967	3,012	34,971
Class R4	(4,173)	(46,309)	(4,210)	(44,033)
Class R6	1,566,391	17,813,364	(28,614)	(260,770)
	(452,492)	$(4,122,725)	(2,909,417)	$(28,763,317)
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2020, the fund’s commitment fee and interest expense were $468 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,211,101	$84,948,957	$92,189,329	$2,778	$(1,017)	$2,972,490

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$88,160	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's website at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.
Further Information
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2020

*	Print name and title of each signing officer under his or her signature.